UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock Strategic Global Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks — 0.0%	Shares		Value
United States — 0.0%
HealthSouth Corp.		122	$4,950

Asset-Backed Securities	Par (000)
United States — 0.3%
Navient Private Education Loan Trust, Series 2016-AA, Class B, 3.50%, 12/16/58 (a)	USD	125	120,390
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.03%, 4/15/25		330	332,246
Total Asset-Backed Securities — 0.3%			452,636

Corporate Bonds
Argentina — 0.6%
Arcor SAIC, 6.00%, 7/06/23 (a)		67	71,355
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		37	38,202
YPF SA:
8.50%, 3/23/21		151	168,516
8.75%, 4/04/24 (a)		401	446,554
8.50%, 7/28/25 (a)		204	223,829
8.50%, 7/28/25		20	21,944

			970,400
Australia — 0.3%
Australia & New Zealand Banking Group Ltd., 1.38%, 9/04/18	EUR	100	115,875
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23 (a)	USD	220	243,927
National Australia Bank Ltd., 4.25%, 5/20/19	AUD	100	80,120
OeBB Infrastruktur AG, 3.38%, 5/18/32	EUR	30	46,878
Oesterreichische Kontrollbank AG, 1.50%, 10/21/20	USD	50	50,253

			537,053
Belgium — 0.1%
Anheuser-Busch InBev SA:
2.00%, 12/16/19	EUR	50	59,851
2.00%, 3/17/28		30	37,687

			97,538

Corporate Bonds	Par (000)		Value
Brazil — 0.7%
Petrobras Global Finance BV, 2.82%, 1/15/19 (b)	USD	222	$217,560
Petrobras International Finance Co., 5.38%, 1/27/21		968	957,352

			1,174,912
British Virgin Islands — 0.5%
Huarong Finance Co., Ltd., 4.00%, 7/17/19		200	209,088
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20		240	244,220
3.25%, 4/28/25		200	204,875
State Grid Overseas Investment 2014 Ltd., 2.75%, 5/07/19		200	205,675

			863,858
Canada — 0.8%
Bank of Montreal, 1.88%, 3/31/21	CAD	50	38,736
Bank of Nova Scotia, 2.24%, 3/22/18		100	77,367
Bell Canada, 3.00%, 10/03/22		50	39,859
Canadian Imperial Bank of Commerce, 1.64%, 7/12/21		100	76,526
Fortis, Inc.:
2.10%, 10/04/21	USD	249	248,088
3.06%, 10/04/26		250	248,939
Hydro One, Inc., 1.84%, 2/24/21	CAD	100	77,739
Royal Bank of Canada:
2.00%, 10/01/18	USD	100	101,135
3.04%, 7/17/24 (b)	CAD	100	77,293
TELUS Corp., 3.75%, 3/10/26		50	41,072
Toronto-Dominion Bank, 3.23%, 7/24/24		100	83,608
TransCanada PipeLines Ltd., 3.30%, 7/17/25		100	81,576
Transcanada Trust, Series 16-A, 5.88%, 8/15/76 (b)	USD	62	65,596

			1,257,534
Cayman Islands — 1.5%
Alibaba Group Holding Ltd., 2.50%, 11/28/19		200	204,012
Azure Orbit II International Finance Ltd., 3.38%, 4/25/19		200	207,715
Baidu, Inc., 3.00%, 6/30/20		200	205,682
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20		100	112,112
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		111	115,440
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21	EUR	100	117,416

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Cayman Islands (continued)
Saudi Electricity Global Sukuk Co., 4.21%, 4/03/22	USD	200	$211,275
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		1,000	1,045,000
Vale Overseas Ltd.:
5.88%, 6/10/21		100	104,700
4.38%, 1/11/22		75	74,156
6.88%, 11/21/36		50	48,600
XLIT Ltd., 2.30%, 12/15/18		50	50,594

			2,496,702
Chile — 0.9%
Banco Santander Chile, 1.00%, 7/31/17	CHF	50	52,120
Cencosud SA, 5.50%, 1/20/21 (a)	USD	150	162,932
Corp. Nacional del Cobre de Chile, 3.88%, 11/03/21 (a)		200	208,986
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24		50	53,088
GNL Quintero SA, 4.63%, 7/31/29 (a)		200	210,000
Santander UK Group Holdings PLC, 2.88%, 8/05/21		600	599,756
Santander UK PLC, 5.00%, 11/07/23 (a)		200	208,431

			1,495,313
China — 0.4%
Agricultural Bank of China Ltd., 2.13%, 10/20/18		200	201,705
Bank of China Ltd., 2.13%, 6/30/18		200	201,465
Industrial & Commercial Bank of China Ltd., 2.00%, 5/27/18		200	200,498

			603,668
Colombia — 0.2%
Ecopetrol SA:
5.88%, 9/18/23		200	215,750
4.13%, 1/16/25		100	97,095

			312,845
Finland — 0.1%
OP Corporate Bank PLC, 1.25%, 5/14/18	EUR	100	114,725
France — 1.9%
AXA SA:
7.13%, 12/15/20	GBP	50	79,470
5.25%, 4/16/40 (b)	EUR	100	125,364
Banque Federative du Credit Mutuel SA, 0.25%, 6/14/19		100	113,062
BNP Paribas SA, 2.88%, 3/20/26 (b)		100	117,661

Corporate Bonds	Par (000)		Value
France (continued)
BP Capital Markets PLC:
2.99%, 2/18/19	EUR	100	$120,371
3.02%, 1/16/27	USD	75	76,182
BPCE SFH SA, 1.50%, 1/30/20	EUR	200	238,489
Cie de Financement Foncier SA:
4.13%, 10/25/17		100	117,596
0.25%, 3/16/22		100	115,331
Cie de Saint-Gobain, 0.00%, 3/27/20 (c)		100	112,232
Credit Agricole SA:
1.75%, 3/12/18		100	115,284
3.90%, 4/19/21		100	129,593
Credit Mutuel - CIC Home Loan SFH, 1.38%, 4/22/20		100	119,341
Dexia Credit Local SA:
0.25%, 3/19/20		100	114,002
0.20%, 3/16/21		50	57,045
Electricite de France SA:
2.25%, 4/27/21		100	123,570
6.88%, 12/12/22	GBP	50	86,681
3.63%, 10/13/25 (a)	USD	60	63,090
Engie, 3.00%, 2/01/23	EUR	75	99,324
HSBC Holdings PLC:
0.63%, 12/03/20		100	114,865
2.65%, 1/05/22 (d)	USD	320	318,911
mFinance France SA, 2.38%, 4/01/19	EUR	25	28,996
Orange SA:
3.88%, 1/14/21		50	65,506
5.63%, 1/23/34	GBP	25	46,132
Renault SA, 3.13%, 3/05/21	EUR	50	63,089
RTE Reseau de Transport d’Electricite SA, 2.75%, 6/20/29		100	138,755
Sanofi, 0.00%, 1/13/20		100	112,540
Total Capital SA, 3.13%, 9/16/22		50	66,238

			3,078,720
Germany — 0.7%
Bayer AG, 1.88%, 1/25/21		50	60,285
Daimler AG:
0.50%, 9/09/19		50	57,017
2.13%, 6/07/22	GBP	50	68,734
Deutsche Bank AG, 1.00%, 3/18/19	EUR	100	109,714
FMS Wertmanagement AoeR, 0.13%, 4/16/20		100	114,458
KFW:
2.00%, 12/06/18	GBP	100	134,367
2.75%, 4/16/20	AUD	100	78,213
2.13%, 1/17/23	USD	130	134,332
0.38%, 4/23/30	EUR	135	153,340
Landesbank Hessen-Thueringen Girozentrale, 1.00%, 6/26/18		100	114,885

2	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Germany (continued)
Landwirtschaftliche Rentenbank:
1.50%, 12/23/19	GBP	50	$67,100
0.25%, 11/24/22	EUR	50	58,094
1.88%, 4/17/23	USD	50	50,847

			1,201,386
Hong Kong — 0.2%
CITIC Ltd., 6.63%, 4/15/21		100	117,812
ICBCIL Finance Co. Ltd., 2.13%, 9/29/19		200	199,830

			317,642
India — 0.2%
ICICI Bank Ltd., 5.75%, 11/16/20		100	112,372
ONGC Videsh Ltd., 2.75%, 7/15/21	EUR	100	120,568

			232,940
Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21	USD	200	218,032
Ireland — 0.7%
Bank of Ireland, 3.25%, 1/15/19	EUR	130	156,095
GE Capital European Funding, 5.38%, 1/23/20		70	92,596
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19	USD	300	299,846
2.40%, 9/23/21		244	244,307
3.20%, 9/23/26		134	134,721
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)		200	200,275

			1,127,840
Italy — 0.3%
Assicurazioni Generali SpA, 2.88%, 1/14/20	EUR	100	122,370
Eni SpA, 4.00%, 6/29/20		50	64,277
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	USD	200	188,454
UniCredit SpA:
3.38%, 10/31/17	EUR	50	58,319
0.38%, 10/31/26		100	111,478

			544,898
Ivory Coast — 0.3%
Petrobras International Finance Co., 5.75%, 1/20/20	USD	477	491,549
Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.88%, 3/11/22	EUR	100	116,023

Corporate Bonds	Par (000)		Value
Jersey — 0.6%
Delphi Automotive PLC, 4.40%, 10/01/46	USD	280	$285,841
Heathrow Funding Ltd., 6.25%, 9/10/18	GBP	50	70,882
UBS Group Funding Jersey, Ltd., 2.65%, 2/01/22 (a)	USD	600	598,883

			955,606
Kazakhstan — 0.1%
KazMunayGas National Co. JSC, 9.13%, 7/02/18		150	165,572
Luxembourg — 0.8%
Actavis Funding SCS, 3.80%, 3/15/25		475	502,718
European Financial Stability Facility:
1.13%, 11/30/17	EUR	160	183,054
1.38%, 6/07/21		100	121,840
0.20%, 4/28/25		50	57,643
2.35%, 7/29/44		40	62,935
Glencore Finance Europe SA, 1.25%, 3/17/21		100	111,371
Holcim Finance Luxembourg SA, 1.38%, 5/26/23		100	118,368
Novartis Finance SA, 0.13%, 9/20/23		100	112,425

			1,270,354
Malaysia — 0.1%
Petronas Global Sukuk Ltd., 2.71%, 3/18/20	USD	200	204,431
Mexico — 0.9%
America Movil SAB de C.V.:
3.00%, 7/12/21	EUR	100	126,626
5.75%, 6/28/30	GBP	50	87,731
America Movil SAB de CV:
5.00%, 3/30/20	USD	100	109,895
6.38%, 3/01/35		50	61,039
Grupo Bimbo SAB de C.V., 4.50%, 1/25/22		100	107,220
Grupo Televisa SAB, 8.50%, 3/11/32		50	65,554
Petroleos Mexicanos:
6.38%, 2/04/21 (a)		100	109,010
1.88%, 4/21/22	EUR	100	107,907
4.63%, 9/21/23 (a)	USD	445	445,623
4.88%, 1/18/24		190	192,375
6.88%, 8/04/26 (a)		60	67,650

			1,480,630

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Netherlands — 3.0%
ABN AMRO Bank NV:
1.88%, 7/31/19	EUR	100	$119,390
2.88%, 6/30/25 (b)		100	117,705
Allianz Finance II BV, 4.75%, 7/22/19		100	127,720
Bank Nederlandse Gemeenten NV, 1.50%, 4/15/20		80	95,865
BAT International Finance PLC, 1.75%, 7/05/21	GBP	100	133,715
BAT Netherlands Finance BV, 4.88%, 2/24/21	EUR	75	102,012
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21		100	122,248
BMW Finance NV:
3.25%, 1/14/19		50	60,370
0.88%, 8/16/22	GBP	50	64,303
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.55%, 8/30/29		50	83,020
Cooperatieve Rabobank UA, 1.38%, 2/03/27	EUR	80	95,806
Deutsche Bahn Finance BV, 3.50%, 6/10/20		70	89,583
Deutsche Telekom International Finance BV, 4.25%, 7/13/22		50	69,535
E.ON International Finance BV, 6.00%, 10/30/19	GBP	50	74,652
Enel Finance International NV, 5.00%, 9/14/22	EUR	75	107,938
ING Bank NV:
2.00%, 8/28/20		100	122,622
4.50%, 2/21/22		100	138,249
Lukoil International Finance BV, 7.25%, 11/05/19	USD	100	112,425
Majapahit Holding BV, 7.75%, 1/20/20		100	115,000
Mylan NV, 3.95%, 6/15/26 (a)		150	151,131
Nederlandse Waterschapsbank NV, 0.50%, 10/27/22	EUR	100	117,124
Petrobras Global Finance BV:
3.00%, 1/15/19	USD	303	296,940
8.38%, 5/23/21		689	752,733
6.25%, 12/14/26	GBP	200	240,630
6.85%, 6/05/49	USD	201	170,046
Rabobank Nederland, 5.50% (b)(e)	CHF	50	54,987
RWE Finance BV, 5.50%, 7/06/22	GBP	50	78,285
Shell International Finance BV:
4.38%, 5/14/18	EUR	50	60,228
1.88%, 9/15/25		155	196,328
2.50%, 9/12/26	USD	175	172,059
3.75%, 9/12/46		100	98,723

Corporate Bonds	Par (000)		Value
Netherlands (continued)
Siemens Financieringsmaatschappij NV, 1.75%, 3/12/21	EUR	100	$121,945
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		100	114,263
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23	USD	111	111,285
3.15%, 10/01/26		81	81,375
4.10%, 10/01/46		18	17,915
Volkswagen International Finance NV, 3.50% (b)(e)	EUR	50	51,674
Vonovia Finance BV, 2.13%, 7/09/22		50	61,633

			4,901,462
Norway — 0.2%
DNB Boligkreditt, 3.88%, 6/16/21		100	133,935
Statoil ASA, 1.95%, 11/08/18	USD	100	100,981

			234,916
Peru — 0.1%
Banco de Credito del Peru, 4.25%, 4/01/23		75	80,340
Portugal — 0.1%
Banco Santander Totta SA, 0.88%, 10/27/20	EUR	100	116,531
South Korea — 0.1%
Korea Gas Corp., 1.88%, 7/18/21	USD	200	200,964
Spain — 0.5%
Ayt Cedulas Cajas Global, Series 6, 4.00%, 3/24/21	EUR	100	132,632
Bankia SA, 1.13%, 8/05/22		100	120,089
BBVA Senior Finance SAU, 2.38%, 1/22/19		100	118,312
Iberdrola Finanzas SAU, 4.13%, 3/23/20		50	64,159
Programa Cedulas TDA Fondo de Titulizacion de Activos, Series A4, 4.13%, 4/10/21		100	133,250
Santander Consumer Finance SA, 1.50%, 11/12/20		100	117,206
Telefonica Emisiones SAU, 3.99%, 1/23/23		100	136,634

			822,282
Sweden — 0.3%
Investor AB, 4.88%, 11/18/21		50	69,865
Nordea Hypotek AB, Series 5529, 2.00%, 6/20/18	SEK	1,000	121,234

4	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, 0.75%, 6/16/22	EUR	100	$118,238
Stadshypotek AB, 1.63%, 10/30/20		100	121,000
Swedbank Hypotek AB, Series 187, 3.75%, 9/19/18	SEK	1,000	125,789

			556,126
Switzerland — 0.3%
Credit Suisse AG, 0.38%, 4/11/19	EUR	100	113,141
Credit Suisse, New York, 5.40%, 1/14/20	USD	100	109,306
Pfandbriefbank schweizerischer Hypothekarinstitute AG, Series 621, 0.50%, 6/15/29	CHF	80	86,877
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 477, 0.01%, 12/15/21		100	104,776
UBS AG, 5.75%, 4/25/18	USD	100	106,495

			520,595
Turkey — 0.1%
Turkiye Garanti Bankasi, 3.38%, 7/08/19	EUR	100	113,346
United Kingdom — 1.5%
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (a)	USD	200	201,200
Aon PLC, 4.75%, 5/15/45		35	37,941
Aviva PLC, 5.90% (b)(e)	GBP	25	33,943
Bank of Scotland PLC, 6.38%, 8/16/19		50	72,666
Barclays Bank PLC, 4.00%, 10/07/19	EUR	50	63,321
Barclays PLC, 5.20%, 5/12/26	USD	400	411,979
Centrica PLC, 6.38%, 3/10/22	GBP	50	82,815
FCE Bank PLC, 1.13%, 2/10/22	EUR	100	115,319
HSBC Bank PLC, 5.38%, 11/04/30 (b)	GBP	20	29,826
Imperial Tobacco Finance PLC, 7.75%, 6/24/19		50	76,310
LCR Finance PLC, 4.50%, 12/07/28		20	35,192
Lloyds Bank PLC:
0.63%, 4/20/20	EUR	100	114,127
0.50%, 7/22/20		150	172,721
Lloyds Banking Group PLC, 3.10%, 7/06/21	USD	200	204,340
National Grid Gas Finance PLC, 0.63%, 9/22/24	EUR	100	113,258
Nationwide Building Society, 0.38%, 7/30/20		100	114,697

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
Network Rail Infrastructure Finance PLC, 1.00%, 12/07/17	GBP	100	$130,536
Prudential PLC, 6.13%, 12/19/31		25	41,825
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23	USD	253	248,950
THFC Funding No. 1 PLC, 5.13%, 12/21/35	GBP	25	44,026
Vodafone Group PLC, 1.25%, 8/25/21	EUR	100	117,763

			2,462,755
United States — 14.0%
21st Century Fox America, Inc., 6.20%, 12/15/34	USD	50	63,240
AbbVie, Inc.:
2.85%, 5/14/23		125	126,900
3.20%, 5/14/26		130	131,606
4.70%, 5/14/45		50	53,839
Aetna, Inc.:
2.40%, 6/15/21		74	74,857
3.50%, 11/15/24		50	52,831
3.20%, 6/15/26		168	170,810
4.38%, 6/15/46		75	78,536
Air Lease Corp.:
2.13%, 1/15/20 (d)		77	76,840
3.38%, 6/01/21		65	67,427
3.00%, 9/15/23		239	236,283
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		30	33,188
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		200	206,750
Altria Group, Inc.:
2.85%, 8/09/22		75	78,311
2.63%, 9/16/26		349	352,867
3.88%, 9/16/46		165	171,179
Amazon.com, Inc.:
4.80%, 12/05/34		75	88,118
4.95%, 12/05/44		45	54,837
American International Group, Inc.:
3.75%, 7/10/25		100	104,885
3.90%, 4/01/26		143	151,286
American Tower Corp.:
3.30%, 2/15/21		37	38,679
2.25%, 1/15/22		346	345,294
4.40%, 2/15/26		8	8,762
Ameriprise Financial, Inc., 2.88%, 9/15/26		100	100,236
Amgen, Inc.:
2.60%, 8/19/26		166	162,807
4.40%, 5/01/45		142	149,160
4.66%, 6/15/51 (a)		55	58,784
Anadarko Petroleum Corp.:
4.85%, 3/15/21		30	32,206

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Anadarko Petroleum Corp. (continued):
3.45%, 7/15/24	USD	50	$49,320
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		35	36,116
3.30%, 2/01/23		45	47,498
4.70%, 2/01/36		20	22,995
4.00%, 1/17/43		50	51,742
Anthem, Inc., 3.13%, 5/15/22		50	52,045
Apache Corp.:
3.63%, 2/01/21		50	52,297
2.63%, 1/15/23		50	49,224
5.10%, 9/01/40		20	20,744
Apple, Inc.:
1.38%, 1/17/24	EUR	100	120,890
3.25%, 2/23/26	USD	88	93,536
3.85%, 5/04/43		25	25,550
4.65%, 2/23/46		65	75,005
AT&T, Inc.:
1.45%, 6/01/22	EUR	100	119,290
3.95%, 1/15/25	USD	75	79,613
3.40%, 5/15/25		50	51,370
5.50%, 3/15/27	GBP	50	84,970
4.80%, 6/15/44	USD	50	52,486
BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)		200	212,674
Bank of America Corp.:
2.00%, 1/11/18		100	100,460
1.88%, 1/10/19	EUR	100	116,951
4.00%, 4/01/24	USD	50	53,881
3.88%, 8/01/25		50	53,416
4.45%, 3/03/26		40	42,928
5.00%, 1/21/44		50	58,862
Series L, 3.95%, 4/21/25		50	51,760
Bank of New York Mellon Corp.:
2.05%, 5/03/21		115	115,779
2.20%, 8/16/23		200	199,398
2.80%, 5/04/26		27	27,710
Bemis Co., Inc., 3.10%, 9/15/26		104	104,760
Burlington Northern Santa Fe LLC, 3.90%, 8/01/46		33	35,277
Capital One Financial Corp., 3.75%, 7/28/26		307	308,088
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (a)		30	31,800
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		20	21,350
Cemex Finance LLC, 9.38%, 10/12/22 (a)		200	219,250
CF Industries, Inc.:
3.45%, 6/01/23		75	75,564

Corporate Bonds	Par (000)		Value
United States (continued)
CF Industries, Inc. (continued):
4.95%, 6/01/43	USD	25	$23,406
5.38%, 3/15/44		50	49,366
Charter Communications Operating LLC/Charter Communications Operating Capital (a):
3.58%, 7/23/20		150	156,780
6.48%, 10/23/45		125	151,165
Cigna Corp., 3.25%, 4/15/25		75	77,329
Citigroup, Inc.:
4.40%, 6/10/25		100	105,879
5.15%, 5/21/26	GBP	25	40,616
4.13%, 7/25/28	USD	250	254,157
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		30	31,238
CMS Energy Corp., 3.00%, 5/15/26		210	213,513
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		200	205,805
Coca-Cola Co., 0.75%, 3/09/23	EUR	100	116,562
Comcast Corp.:
2.35%, 1/15/27	USD	186	183,524
3.20%, 7/15/36		55	53,795
4.60%, 8/15/45		50	57,748
3.40%, 7/15/46		65	63,187
Commonwealth Edison Co., 3.80%, 10/01/42		35	36,757
ConocoPhillips Co., 3.35%, 5/15/25		75	76,890
Consumers Energy Co., 3.25%, 8/15/46		65	63,956
Cox Communications, Inc., 3.35%, 9/15/26 (a)		43	43,346
Crown Castle International Corp.:
3.40%, 2/15/21		8	8,372
2.25%, 9/01/21		70	69,943
5.25%, 1/15/23		30	33,970
3.70%, 6/15/26		9	9,391
CVS Health Corp., 5.13%, 7/20/45		120	146,837
Daimler Finance North America LLC, 1.50%, 7/05/19 (a)		300	298,332
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		45	45,900
Devon Energy Corp., 4.00%, 7/15/21		50	52,170
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a):
3.48%, 6/01/19		30	30,854
4.42%, 6/15/21		30	31,354
5.45%, 6/15/23		30	32,144
6.02%, 6/15/26		40	43,852

6	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Discovery Communications LLC:
4.90%, 3/11/26	USD	40	$43,459
4.95%, 5/15/42		55	52,074
4.88%, 4/01/43		60	57,100
Dominion Gas Holdings LLC:
2.50%, 12/15/19		200	205,394
4.60%, 12/15/44		25	26,923
Dominion Resources, Inc.:
1.50%, 9/30/18 (a)		176	175,785
3.63%, 12/01/24		75	79,424
DTE Electric Co., 3.70%, 6/01/46		25	26,462
DTE Energy Co., 2.85%, 10/01/26		175	174,445
Duke Energy Carolinas LLC, 3.75%, 6/01/45		50	52,156
Duke Energy Corp.:
1.80%, 9/01/21		88	87,530
2.65%, 9/01/26		49	48,082
3.75%, 9/01/46		31	30,063
Eastman Chemical Co., 4.65%, 10/15/44		25	25,506
Eaton Corp.:
2.75%, 11/02/22		30	31,012
4.15%, 11/02/42		50	53,382
Emera US Finance LP (a):
2.15%, 6/15/19		63	63,689
3.55%, 6/15/26		34	35,238
Energy Transfer Partners LP:
4.90%, 3/15/35		50	46,153
6.05%, 6/01/41		50	50,632
Entergy Corp., 2.95%, 9/01/26		91	91,148
Exelon Corp., 2.45%, 4/15/21		111	113,216
FedEx Corp.:
4.00%, 1/15/24		50	55,718
4.75%, 11/15/45		55	62,825
4.55%, 4/01/46		22	24,437
Fifth Third Bancorp., 1.63%, 9/27/19		209	208,881
First Data Corp., 5.75%, 1/15/24 (a)		30	30,825
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		100	111,917
General Electric Capital Corp., 5.38%, 12/18/40	GBP	25	52,208
General Motors Financial Co., Inc.:
3.50%, 7/10/19	USD	75	77,265
3.20%, 7/06/21		137	138,682
Georgia-Pacific LLC, 3.60%, 3/01/25 (a)		81	86,282
Gilead Sciences, Inc., 2.50%, 9/01/23		52	52,551
GlaxoSmithKline Capital PLC, 5.25%, 12/19/33	GBP	20	38,847

Corporate Bonds	Par (000)		Value
United States (continued)
Goldman Sachs Group, Inc.:
2.35%, 11/15/21	USD	131	$130,696
2.00%, 7/27/23	EUR	95	114,883
4.25%, 10/21/25	USD	50	52,620
6.45%, 5/01/36		25	30,894
Harris Corp.:
2.70%, 4/27/20		300	305,607
5.05%, 4/27/45		90	103,074
HD Supply, Inc., 5.75%, 4/15/24 (a)		50	52,500
Hess Corp., 5.80%, 4/01/47		30	30,695
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		50	53,365
Home Depot, Inc.:
5.88%, 12/16/36		50	68,579
3.50%, 9/15/56		29	28,340
Hyundai Capital America, 2.50%, 3/18/19 (a)		95	96,600
Intel Corp., 4.10%, 5/19/46		65	69,569
International Paper Co., 4.40%, 8/15/47		105	106,183
JPMorgan Chase & Co.:
3.88%, 9/23/20	EUR	50	64,609
2.70%, 5/18/23	USD	200	202,063
3.63%, 5/13/24		185	196,747
3.20%, 6/15/26		125	128,287
2.95%, 10/01/26		150	150,393
Kraft Heinz Foods Co.:
3.00%, 6/01/26		52	52,415
4.38%, 6/01/46		25	26,451
LafargeHolcim Finance US LLC, 4.75%, 9/22/46 (a)		200	206,650
Lam Research Corp.:
3.45%, 6/15/23		175	179,002
3.90%, 6/15/26		25	26,031
Lockheed Martin Corp., 3.60%, 3/01/35		50	51,251
Lowe’s Cos., Inc., 3.70%, 4/15/46		35	36,161
Magellan Midstream Partners LP, 4.25%, 9/15/46		23	22,930
Marsh & McLennan Cos., Inc., 3.30%, 3/14/23		10	10,482
McDonald’s Corp., 3.70%, 2/15/42		50	49,555
Medtronic, Inc.:
3.50%, 3/15/25		225	242,295
4.63%, 3/15/45		125	146,873
MGM Resorts International, 6.00%, 3/15/23		40	43,400
Microsoft Corp.:
1.55%, 8/08/21		200	199,183
2.00%, 8/08/23		145	144,806
2.40%, 8/08/26		89	89,075

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Microsoft Corp. (continued):
5.20%, 6/01/39	USD	50	$62,464
3.70%, 8/08/46		59	59,719
3.95%, 8/08/56		45	45,591
Monsanto Co., 3.95%, 4/15/45		75	73,296
Morgan Stanley:
1.88%, 1/05/18		100	100,408
7.30%, 5/13/19		100	113,650
2.50%, 4/21/21		121	122,513
3.88%, 1/27/26		81	85,996
3.13%, 7/27/26		223	224,333
3.95%, 4/23/27		50	51,932
Newell Brands, Inc., 3.85%, 4/01/23		57	60,675
Newell Rubbermaid, Inc., 5.50%, 4/01/46		100	121,310
Norfolk Southern Corp., 4.80%, 8/15/43		25	28,978
Northern States Power Co., 3.60%, 5/15/46		48	50,238
NVIDIA Corp.:
2.20%, 9/16/21		461	462,404
3.20%, 9/16/26		396	399,118
Oracle Corp.:
1.90%, 9/15/21		250	250,634
2.40%, 9/15/23		125	126,002
2.65%, 7/15/26		293	293,053
3.85%, 7/15/36		100	103,836
4.13%, 5/15/45		50	52,369
4.00%, 7/15/46		85	87,832
Pacific Gas & Electric Co., 3.75%, 2/15/24		50	54,774
Pemex Project Funding Master Trust, 6.63%, 6/15/35		150	152,677
Pfizer, Inc., 2.75%, 6/03/26		58	59,947
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		25	25,897
Post Holdings, Inc., 7.75%, 3/15/24 (a)		30	33,600
PPL Capital Funding, Inc., 3.10%, 5/15/26		125	127,063
QUALCOMM, Inc., 4.80%, 5/20/45		35	38,210
Reliance Holding USA, Inc., 5.40%, 2/14/22		250	281,654
Reynolds American, Inc.:
4.00%, 6/12/22		150	162,954
4.45%, 6/12/25		110	122,730
5.85%, 8/15/45		75	97,508
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		30	30,938
Rite Aid Corp., 6.13%, 4/01/23 (a)		30	32,375

Corporate Bonds	Par (000)		Value
United States (continued)
Roche Holdings, Inc., 6.50%, 3/04/21	EUR	50	$72,476
Southern California Edison Co., 4.65%, 10/01/43	USD	25	30,357
Southern Co.:
2.75%, 6/15/20		75	77,361
2.95%, 7/01/23		96	99,188
3.25%, 7/01/26		84	87,003
Southern Copper Corp., 5.88%, 4/23/45		60	59,690
Spectrum Brands, Inc., 5.75%, 7/15/25		10	10,800
State Street Corp., 2.65%, 5/19/26		119	120,354
Stryker Corp.:
3.50%, 3/15/26		27	28,602
4.63%, 3/15/46		26	29,162
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		11	11,217
T-Mobile USA, Inc., 6.00%, 4/15/24		30	32,100
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22		100	102,529
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/23		31	31,748
2.95%, 9/19/26		94	93,288
Time Warner Cable, Inc.:
8.25%, 4/01/19		50	57,573
4.50%, 9/15/42		50	47,713
Time Warner, Inc., 7.70%, 5/01/32		50	71,094
Total System Services, Inc.:
3.80%, 4/01/21		20	21,223
3.75%, 6/01/23		65	66,702
4.80%, 4/01/26		20	22,147
Travelers Cos., Inc.:
3.90%, 11/01/20		50	54,462
3.75%, 5/15/46		15	15,850
UBS Group AG, 3.00%, 4/15/21 (a)		250	256,766
United Technologies Corp., 4.50%, 6/01/42		50	57,911
Univision Communications, Inc., 8.50%, 5/15/21 (a)		30	31,050
US Bancorp, Series V, 2.38%, 7/22/26		100	98,763
Valero Energy Corp., 3.40%, 9/15/26		177	175,821
Verizon Communications, Inc.:
2.63%, 8/15/26		85	83,425
4.40%, 11/01/34		50	52,907
4.13%, 8/15/46		140	140,039
4.52%, 9/15/48		50	52,867

8	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)			Value
United States (continued)
Verizon Communications, Inc. (continued):
4.67%, 3/15/55	USD	65		$68,375
Viacom, Inc.:
2.25%, 2/04/22		52		51,750
3.45%, 10/04/26 (d)		59		58,965
Visa, Inc., 4.15%, 12/14/35		26		29,430
Walgreens Boots Alliance, Inc.:
2.60%, 6/01/21		31		31,724
3.10%, 6/01/23		89		91,799
3.80%, 11/18/24		50		53,672
3.45%, 6/01/26		97		100,697
4.65%, 6/01/46		70		75,890
Wells Fargo & Co.:
2.25%, 9/03/20	EUR	100		121,706
2.10%, 7/26/21	USD	325		323,887
4.48%, 1/16/24		150		164,123
4.40%, 6/14/46		55		55,993

				22,631,707
Venezuela — 0.4%
Petroleos de Venezuela SA:
6.00%, 5/16/24		1,279		546,757
6.00%, 11/15/26		115		48,289

				595,046
Total Corporate Bonds — 33.7%				54,566,241

Foreign Agency Obligations
Argentina — 4.2%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	93		6,217
Argentina Bonar Bonds:
24.57%, 3/28/17 (b)		18,497		1,209,729
9.00%, 11/29/18	USD	—	(f)	371
Argentine Bonos del Tesoro:
22.75%, 3/05/18	ARS	7,064		476,426
21.20%, 9/19/18		14,129		926,858
Argentine Republic Government International Bond:
6.25%, 4/22/19 (a)	USD	2,820		2,990,610
5.83%, 12/31/33 (b)	ARS	136		61,139
7.82%, 12/31/33	EUR	888		1,111,311

				6,782,661
Australia — 0.9%
Australia Government Bond:
5.50%, 1/21/18	AUD	240		192,940
3.25%, 10/21/18		100		79,146
5.75%, 7/15/22		320		299,482
2.75%, 4/21/24		130		105,919

Foreign Agency Obligations	Par (000)		Value
Australia (continued)
Australia Government Bond (continued):
4.75%, 4/21/27	AUD	220	$213,011
2.25%, 5/21/28		90	70,254
3.75%, 4/21/37		80	73,127
New South Wales Treasury Corp., 4.00%, 4/20/23		100	86,051
Queensland Treasury Corp. (a):
4.25%, 7/21/23		50	43,276
4.75%, 7/21/25		100	91,266
Treasury Corp. of Victoria, 6.00%, 6/15/20		120	105,855
Western Australian Treasury Corp., 2.50%, 7/22/20		100	78,001

			1,438,328
Austria — 0.5%
Austria Government Bond (a):
1.15%, 10/19/18	EUR	130	151,408
3.90%, 7/15/20		120	157,694
1.75%, 10/20/23		160	206,445
4.85%, 3/15/26		90	148,327
4.15%, 3/15/37		40	76,476
3.15%, 6/20/44		40	72,595
3.80%, 1/26/62		10	22,891

			835,836
Belgium — 0.9%
Belgium Government Bond (a):
2.60%, 6/22/24		680	929,098
3.00%, 6/22/34		100	157,549
4.25%, 3/28/41		40	79,076
1.60%, 6/22/47		20	25,559
2.15%, 6/22/66		20	28,375
European Union:
0.25%, 7/04/20		80	92,189
2.75%, 9/21/21		70	91,118
2.88%, 4/04/28		40	59,202

			1,462,166
Brazil — 2.1%
Brazil Letras do Tesouro Nacional (c):
0.00%, 1/01/19	BRL	4	963,113
0.00%, 7/01/20		1	204,539
Brazil Notas do Tesouro Nacional:
10.00%, 1/01/21		2	439,706
10.00%, 1/01/25		2	625,575
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/19		1	298,734
Brazilian Government International Bond:
2.88%, 4/01/21	EUR	192	219,673

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Brazil (continued)
Brazilian Government International Bond (continued):
7.13%, 1/20/37	USD	343	$403,025
5.00%, 1/27/45		200	181,500

			3,335,865
Bulgaria — 0.1%
Bulgaria Government International Bond, 2.00%, 3/26/22	EUR	100	120,064
Canada — 1.7%
Canada Housing Trust No. 1 (a):
2.00%, 12/15/19	CAD	100	79,090
2.65%, 3/15/22		210	173,225
Canadian Government Bond:
1.25%, 3/01/18		440	338,836
5.75%, 6/01/33		170	210,542
5.00%, 6/01/37		90	109,209
4.00%, 6/01/41		140	157,140
3.50%, 12/01/45		30	32,494
Hydro-Quebec, 5.00%, 2/15/50		50	57,593
Province of Alberta Canada:
2.00%, 6/01/19		150	117,599
2.20%, 6/01/26		100	77,817
Province of British Columbia Canada:
2.30%, 6/18/26		100	80,008
2.80%, 6/18/48		50	40,368
Province of Manitoba Canada:
1.60%, 9/05/20		100	77,623
2.55%, 6/02/26		100	80,050
Province of New Brunswick Canada, 3.65%, 6/03/24		70	60,249
Province of Nova Scotia Canada, 6.60%, 12/01/31		30	34,285
Province of Ontario Canada:
1.88%, 5/21/20	USD	70	71,158
3.00%, 9/28/20	EUR	50	63,532
2.60%, 6/02/25	CAD	250	204,034
4.70%, 6/02/37		60	61,040
4.65%, 6/02/41		60	62,342
2.90%, 12/02/46		150	120,872
Province of Quebec Canada:
4.75%, 4/29/18	EUR	70	84,941
3.75%, 9/01/24	CAD	350	307,203
2.88%, 10/16/24	USD	50	53,071
5.00%, 12/01/41	CAD	50	54,099
Province of Saskatchewan Canada, 2.75%, 12/02/46		20	14,998

			2,823,418

Foreign Agency Obligations	Par (000)		Value
Chile — 0.1%
Chile Government International Bond, 3.13%, 1/21/26	USD	107	$113,554
China — 0.2%
China Development Bank Corp., 1.63%, 6/22/19		200	200,062
Export-Import Bank of China, 2.00%, 4/26/21		200	201,486

			401,548
Colombia — 0.5%
Colombia Government International Bond, 5.63%, 2/26/44		200	231,500
Colombian TES:
7.00%, 9/11/19	COP	400,000	140,703
10.00%, 7/24/24		480,000	197,878
6.00%, 4/28/28		390,000	123,807
7.75%, 9/18/30		220,000	80,462

			774,350
Czech Republic — 0.3%
Czech Republic Government Bond:
4.60%, 8/18/18	CZK	1,000	45,599
1.50%, 10/29/19		2,500	109,583
5.70%, 5/25/24		2,800	166,509
2.50%, 8/25/28		1,400	72,440
4.20%, 12/04/36		500	33,219

			427,350
Denmark — 0.2%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	120,656
1.50%, 11/15/23		500	84,438
1.75%, 11/15/25		500	87,480
4.50%, 11/15/39		270	76,563

			369,137
Egypt — 0.2%
Egypt Government International Bond, 5.88%, 6/11/25	USD	367	348,768
Europe — 0.7%
European Investment Bank:
1.75%, 6/17/19		200	203,308
0.13%, 6/15/20	EUR	130	149,183
6.00%, 8/06/20	AUD	150	130,540
2.13%, 1/15/24	EUR	120	159,215
3.25%, 1/29/24	USD	100	111,163
1.00%, 3/14/31	EUR	70	85,447
3.88%, 6/08/37	GBP	40	73,144
4.00%, 10/15/37	EUR	80	151,868

10	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Europe (continued)
European Stability Mechanism, 1.13%, 5/03/32	EUR	40	$49,539

			1,113,407
Finland — 0.2%
Finland Government Bond (a):
3.50%, 4/15/21		100	133,038
1.50%, 4/15/23		40	50,405
0.88%, 9/15/25		50	60,815
2.75%, 7/04/28		50	73,684

			317,942
France — 3.1%
Agence Francaise de Developpement, 2.13%, 2/15/21		100	124,512
Caisse d’Amortissement de la Dette Sociale:
1.25%, 3/12/18 (a)	USD	100	100,272
4.00%, 10/25/19	EUR	100	127,978
2.38%, 1/25/24		50	66,727
Caisse de Refinancement de l’Habitat SA, 2.50%, 3/29/21	CHF	100	117,140
Caisse Francaise de Financement Local, 4.25%, 2/07/19	EUR	100	124,478
France Government Bond OAT:
0.01%, 2/25/18		360	407,975
0.01%, 5/25/20		400	458,300
0.25%, 11/25/20		150	173,749
2.25%, 10/25/22		500	651,381
2.25%, 5/25/24		130	173,443
0.50%, 5/25/25		260	305,357
3.50%, 4/25/26		450	671,615
2.50%, 5/25/30		40	57,467
1.50%, 5/25/31		190	243,921
5.75%, 10/25/32		100	203,427
1.25%, 5/25/36 (a)		150	183,505
4.00%, 10/25/38		100	185,579
4.50%, 4/25/41		50	101,602
3.25%, 5/25/45		95	167,159
4.00%, 4/25/60		60	131,842
SNCF Reseau:
5.50%, 12/01/21	GBP	60	95,742
5.00%, 10/10/33	EUR	40	75,041
UNEDIC, 2.13%, 6/01/18		100	117,285

			5,065,497
Germany — 1.0%
Bundesrepublik Deutschland:
2.00%, 8/15/23		100	131,827
1.00%, 8/15/25		130	162,687
4.75%, 7/04/34		120	244,005
4.25%, 7/04/39		230	482,246

Foreign Agency Obligations	Par (000)		Value
Germany (continued)
Bundesrepublik Deutschland (continued):
2.50%, 8/15/46	EUR	55	$97,177
Series 09, 3.50%, 7/04/19		190	238,402
State of Berlin, 0.63%, 8/25/36		50	55,340
State of Hesse, 0.75%, 8/04/36		50	56,714
State of North Rhine-Westphalia, 1.00%, 1/16/25		60	73,271

			1,541,669
Greece — 0.6%
Hellenic Republic Government Bond (g):
3.00%, 2/24/23		69	58,283
3.00%, 2/24/24		69	56,714
3.00%, 2/24/25		69	55,458
3.00%, 2/24/26		69	54,609
3.00%, 2/24/27		69	53,203
3.00%, 2/24/28		69	51,775
3.00%, 2/24/29		69	50,559
3.00%, 2/24/30		69	49,679
3.00%, 2/24/31		69	48,671
3.00%, 2/24/32		69	47,974
3.00%, 2/24/33		69	47,070
3.00%, 2/24/34		69	46,503
3.00%, 2/24/35		69	45,686
3.00%, 2/24/36		69	45,832
3.00%, 2/24/37		69	45,509
3.00%, 2/24/38		69	45,049
3.00%, 2/24/39		69	45,106
3.00%, 2/24/40		69	44,980
3.00%, 2/24/41		69	45,061
3.00%, 2/24/42		69	45,241

			982,962
Hungary — 0.4%
Hungary Government Bond:
3.50%, 6/24/20	HUF	40,000	156,245
2.50%, 10/27/21		35,000	131,859
3.00%, 6/26/24		30,000	112,414
Hungary Government International Bond, 5.38%, 3/25/24	USD	200	232,258

			632,776
India — 0.1%
Export-Import Bank of India, 3.13%, 7/20/21		200	206,189
Indonesia — 3.7%
Indonesia Government International Bond:
7.88%, 4/15/19	IDR	2,000,000	158,149
2.88%, 7/08/21	EUR	100	119,929
3.38%, 4/15/23	USD	350	360,624

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Indonesia (continued)
Indonesia Government International Bond (continued):
4.75%, 1/08/26	USD	200	$223,380
Indonesia Treasury Bond:
8.38%, 3/15/24	IDR	5,131,000	425,192
8.38%, 9/15/26		2,400,000	199,800
9.00%, 3/15/29		3,000,000	262,049
8.75%, 5/15/31		7,538,000	649,457
6.63%, 5/15/33		2,226,000	157,039
8.38%, 3/15/34		17,994,000	1,502,832
8.25%, 5/15/36		20,930,000	1,728,471
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	USD	200	215,500

			6,002,422
Ireland — 0.2%
Ireland Government Bond:
5.00%, 10/18/20	EUR	70	95,910
3.40%, 3/18/24		70	98,108
2.40%, 5/15/30		30	41,313
2.00%, 2/18/45		20	27,029

			262,360
Israel — 0.4%
Israel Government Bond - Fixed:
2.25%, 5/31/19	ILS	850	239,681
3.75%, 3/31/24		500	157,752
1.75%, 8/31/25		530	141,684
5.50%, 1/31/42		100	40,385

			579,502
Italy — 5.6%
Cassa Depositi e Prestiti SpA, 1.00%, 1/26/18	EUR	100	113,665
Italy Buoni Poliennali Del Tesoro:
2.25%, 4/22/17		191	216,327
0.75%, 1/15/18		130	147,696
3.50%, 12/01/18		335	405,376
2.35%, 9/15/19		2,222	2,719,422
0.70%, 5/01/20		425	488,462
3.75%, 3/01/21		80	103,944
0.45%, 6/01/21		220	249,163
1.35%, 4/15/22		100	117,958
4.50%, 5/01/23		270	379,071
2.35%, 9/15/24 (a)		231	303,941
5.00%, 3/01/25 (a)		430	639,362
1.60%, 6/01/26		297	345,907
5.25%, 11/01/29		150	244,976
3.50%, 3/01/30 (a)		90	126,016
1.65%, 3/01/32 (a)		150	171,081
1.25%, 9/15/32 (a)		406	498,574
4.00%, 2/01/37		130	197,951
5.00%, 8/01/39		60	103,956

Foreign Agency Obligations	Par (000)		Value
Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued):
5.00%, 9/01/40	EUR	30	$52,242
4.75%, 9/01/44 (a)		100	173,034
3.25%, 9/01/46 (a)		895	1,235,569

			9,033,693
Japan — 2.1%
Japan Bank for International Cooperation, 1.75%, 5/28/20	USD	200	200,880
Japan Finance Organization for Municipalities, 1.50%, 9/12/17		200	200,323
Japan Government Twenty Year Bond, 0.50%, 9/20/36	JPY	85,000	859,589
Japanese Government CPI Linked Bond, 0.10%, 3/10/26		209,082	2,175,256

			3,436,048
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 7/21/25	USD	200	225,400
Luxembourg — 0.1%
European Stability Mechanism:
1.85%, 12/01/55	EUR	20	28,461
Series 43, 0.88%, 10/15/19		100	116,927
Luxembourg Government Bond, 2.13%, 7/10/23		30	39,532

			184,920
Malaysia — 0.9%
Malaysia Government Bond:
3.31%, 10/31/17	MYR	700	170,672
3.66%, 10/15/20		1,900	466,784
3.80%, 9/30/22		350	86,156
3.96%, 9/15/25		760	187,471
4.50%, 4/15/30		600	152,676
4.25%, 5/31/35		200	49,166
Malaysia Government Investment Issue:
3.58%, 5/15/20		1,000	244,220
4.44%, 5/22/24		700	177,987

			1,535,132
Mexico — 1.4%
Mexican Bonos:
4.75%, 6/14/18	MXN	50	255,551
8.00%, 6/11/20		35	194,600
6.50%, 6/10/21		30	159,402
10.00%, 12/05/24		66	432,600
5.75%, 3/05/26		15	75,857
8.50%, 5/31/29		6	36,978
7.75%, 5/29/31		25	145,845

12	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Mexico (continued)
Mexican Bonos (continued):
8.50%, 11/18/38	MXN	45	$285,978
Mexico Government International Bond:
2.38%, 4/09/21	EUR	100	119,962
1.88%, 2/23/22		150	176,641
1.63%, 3/06/24		100	116,156
6.05%, 1/11/40	USD	100	121,750
4.60%, 1/23/46		200	202,750

			2,324,070
Netherlands — 0.5%
Netherlands Government Bond:
1.25%, 1/15/19 (a)	EUR	200	234,448
2.25%, 7/15/22 (a)		100	130,294
3.75%, 1/15/23		110	156,753
2.50%, 1/15/33 (a)		60	91,999
3.75%, 1/15/42 (a)		70	141,538
2.75%, 1/15/47 (a)		20	36,517

			791,549
New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 5/15/21	NZD	140	120,061
2.50%, 9/20/35		76	62,380

			182,441
Norway — 0.0%
Norway Government Bond, 2.00%, 5/24/23 (a)	NOK	600	79,720
Oman — 0.1%
Oman Government International Bond, 3.63%, 6/15/21	USD	200	201,900
Panama — 0.1%
Panama Government International Bond:
5.20%, 1/30/20		150	165,750
6.70%, 1/26/36		50	68,250

			234,000
Peru — 0.2%
Peru Government Bond, 6.95%, 8/12/31	PEN	330	106,062
Peruvian Government International Bond, 8.75%, 11/21/33	USD	130	210,925

			316,987
Philippines — 0.4%
Philippine Government Bond:
3.50%, 3/20/21	PHP	16,000	336,081
3.63%, 9/09/25		5,000	102,751
3.63%, 3/21/33		8,500	167,925

Foreign Agency Obligations	Par (000)		Value
Philippines (continued)
Philippine Government Bond (continued):
8.13%, 12/16/35	PHP	3,000	$93,640

			700,397
Poland — 0.1%
Poland Government International Bond, 1.00%, 9/17/21	CHF	80	86,917
Qatar — 0.2%
Qatar Government International Bond, 3.25%, 6/02/26	USD	300	304,959
Romania — 0.4%
Romania Government Bond:
5.75%, 4/29/20	RON	600	172,083
3.50%, 12/19/22		400	106,537
Romanian Government International Bond:
4.63%, 9/18/20	EUR	80	105,550
6.75%, 2/07/22	USD	100	120,600
2.75%, 10/29/25	EUR	100	122,571

			627,341
Russia — 0.3%
Russian Federal Bond - OFZ:
7.60%, 4/14/21	RUB	18,000	279,338
7.75%, 9/16/26		9,000	140,314

			419,652
Singapore — 0.1%
Singapore Government Bond:
2.75%, 7/01/23	SGD	160	126,045
2.38%, 6/01/25		60	46,220

			172,265
Slovakia — 0.0%
Slovakia Government Bond, 1.38%, 1/21/27	EUR	60	74,641
Slovenia — 0.2%
Slovenia Government Bond, 2.13%, 7/28/25		32	40,866
Slovenia Government International Bond, 4.13%, 2/18/19 (a)	USD	200	210,896

			251,762
South Africa — 0.6%
South Africa Government Bond:
8.00%, 12/21/18	ZAR	1,800	131,927
10.50%, 12/21/26		4,491	367,011
8.88%, 2/28/35		4,300	303,163
8.75%, 2/28/48		3,200	217,687

			1,019,788

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
South Korea — 0.9%
Korea Treasury Bond:
2.75%, 6/10/17	KRW	150,000	$137,494
2.75%, 9/10/19		400,000	378,350
3.38%, 9/10/23		230,000	236,690
2.25%, 6/10/25		200,000	193,941
2.25%, 12/10/25		200,000	194,727
4.00%, 12/10/31		140,000	171,621
2.63%, 9/10/35		60,000	65,041
3.00%, 12/10/42		80,000	97,220

			1,475,084
Spain — 1.7%
Fondo de Amortizacion del Deficit Electrico, 1.88%, 9/17/17	EUR	100	114,463
Instituto de Credito Oficial, 4.75%, 4/30/20		93	122,016
Spain Government Bond:
0.25%, 4/30/18		170	192,374
3.75%, 10/31/18		100	121,602
2.75%, 4/30/19		160	193,054
4.00%, 4/30/20 (a)		150	192,876
3.80%, 4/30/24 (a)		50	69,589
1.60%, 4/30/25 (a)		645	777,372
2.15%, 10/31/25 (a)		300	375,897
1.95%, 7/30/30 (a)		50	61,144
5.75%, 7/30/32		110	201,179
4.20%, 1/31/37 (a)		60	97,151
4.90%, 7/30/40 (a)		50	89,915
5.15%, 10/31/44 (a)		50	95,226

			2,703,858
Supranational — 0.3%
Asian Development Bank, 0.75%, 7/28/17	USD	200	199,865
Inter-American Development Bank, 1.88%, 6/16/20		100	102,338
International Bank for Reconstruction & Development, 1.88%, 10/07/19		130	132,949

			435,152
Sweden — 0.4%
Kommuninvest I Sverige AB, 1.00%, 1/29/18 (a)		200	200,059
Sweden Government Bond:
3.50%, 6/01/22	SEK	1,100	156,642
1.00%, 11/12/26		960	120,887
Sweden Government International Bond, 1.00%, 10/05/18 (a)	USD	100	100,096

			577,684

Foreign Agency Obligations	Par (000)		Value
Thailand — 0.8%
Thailand Government Bond:
5.13%, 3/13/18	THB	2,000	$60,679
5.63%, 1/12/19		2,500	78,592
3.65%, 12/17/21		14,500	457,053
3.85%, 12/12/25		10,500	347,034
4.26%, 12/12/37		11,000	401,057

			1,344,415
Turkey — 3.2%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	200	199,260
Turkey Government Bond:
8.30%, 6/20/18	TRY	700	232,770
8.50%, 7/10/19		1,505	499,171
10.50%, 1/15/20		1,656	579,131
9.50%, 1/12/22		500	168,623
8.00%, 3/12/25		900	274,665
Turkey Government International Bond:
6.75%, 4/03/18	USD	950	1,004,159
7.00%, 3/11/19		450	487,575
5.88%, 4/02/19	EUR	70	85,998
7.50%, 11/07/19	USD	500	556,100
5.63%, 3/30/21		251	267,315
5.13%, 3/25/22		400	416,000
5.75%, 3/22/24		200	215,376
4.25%, 4/14/26		200	195,612

			5,181,755
United Kingdom — 2.7%
Abu Dhabi Government International Bond, 2.13%, 5/03/21		200	201,500
Transport for London, 1.25%, 11/21/17	GBP	100	130,661
United Kingdom Gilt:
1.75%, 7/22/19		200	270,952
1.50%, 1/22/21		310	423,488
1.75%, 9/07/22		200	280,752
5.00%, 3/07/25		270	475,757
4.75%, 12/07/30		140	269,355
4.50%, 9/07/34		250	490,051
4.75%, 12/07/38		30	63,461
4.25%, 9/07/39		150	300,091
4.25%, 12/07/40		40	81,200
3.25%, 1/22/44		165	297,109
3.50%, 1/22/45		125	236,427
4.25%, 12/07/49		110	246,682
3.75%, 7/22/52		80	170,714
4.25%, 12/07/55		90	215,815
4.00%, 1/22/60		20	47,796
2.50%, 7/22/65		40	71,697

14	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
United Kingdom (continued)
United Kingdom Gilt (continued):
3.50%, 7/22/68	GBP	60	$137,287

			4,410,795
Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 6/18/50	USD	100	103,750
Venezuela — 0.1%
Venezuela Government International Bond:
8.25%, 10/13/24		143	70,213
7.00%, 3/31/38		48	22,152

			92,365
Total Foreign Agency Obligations — 46.0%			74,466,211

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (h)		11,600	1,012,216
iShares JPMorgan USD Emerging Markets Bond ETF (h)(i)		6,665	781,205
SPDR Barclays High Yield Bond ETF (i)		106,068	3,894,817
SPDR Gold Shares (i)		13,208	1,659,453
Total Investment Companies - 4.5%			7,347,691

Municipal Bonds	Par (000)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	USD	180	200,898
New York City Water & Sewer System, Refunding RB, Fiscal 2014, Series CC-1, 5.00%, 6/15/47		160	189,730
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		20	24,962
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40		50	81,353
State of Illinois, GO, 5.10%, 6/01/33		50	48,117

Municipal Bonds	Par (000)			Value
University of California, RB, General, Series AQ, 4.77%, 5/15/15	USD	21		$23,192
Total Municipal Bonds - 0.3%				568,252

Non-Agency Mortgage-Backed Securities
United States — 0.5%
CFCRE Commercial Mortgage Trust 2016-C3, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		90		63,449
Commercial Mortgage Trust (b):
3.93%, 2/10/49		100		108,818
4.80%, 2/10/49		100		104,018
CSAIL 2015-C3 Commercial Mortgage Trust, Series 2015-C3, Class B, 4.26%, 8/15/48 (b)		250		272,732
Hilton USA Trust (a):
Series 2013- HLT, 4.41%, 11/05/30		100		100,022
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)		100		100,154
Total Non-Agency Mortgage-Backed Securities — 0.5%				749,193

Other Interests — 0.2% (j)		Beneficial Interest (000)
United States
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152)		—	(f)	312,500

Preferred Securities
Capital Trusts	Par (000)
Mexico — 0.3%
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)		453		439,840
United States — 0.2%
Bank of New York Mellon Corp., Series F, 4.63% (b)(e)		240		236,400
Northern Trust Corp., Series D, 4.60% (b)(e)		200		203,250

				439,650

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

			Value
Total Preferred Securities — 0.5%			$879,490

U.S. Government Sponsored Agency Securities	Par (000)
Agency Obligations — 0.7%
Federal Home Loan Bank:
3.50%, 5/01/46 - 7/01/46	USD	1,014	1,070,284
4.50%, 6/01/46		99	110,226

			1,180,510
Mortgage-Backed Securities — 12.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30 - 10/01/31 (k)(l)		243	251,597
3.00%, 8/01/30 - 10/01/46 (k)(l)		2,189	2,292,049
3.50%, 7/01/29 - 10/01/46 (k)(l)		2,113	2,244,872
4.00%, 4/01/29 - 10/01/46 (k)(l)		3,703	4,003,013
4.50%, 12/01/18 - 10/01/46 (k)(l)		1,087	1,187,593
5.00%, 5/01/42 - 10/01/46 (k)(l)		417	463,929
5.50%, 12/01/38 (l)		258	293,069
6.00%, 10/01/46 - 11/01/46 (k)(l)		342	391,904
6.50%, 11/01/38 (l)		46	51,737
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/30 - 10/01/31 (k)		300	311,535
3.00%, 10/01/31 - 10/01/46 (k)		1,095	1,141,138
3.50%, 5/01/26 - 10/01/46 (k)		826	873,832
4.00%, 8/01/40 - 11/01/46 (k)		1,176	1,261,469
4.50%, 10/01/46 - 11/01/46 (k)		500	547,163
5.00%, 5/01/38 - 5/01/39		120	133,655
5.50%, 1/01/39		77	86,969
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/01/46 (k)		990	1,037,063
3.50%, 9/20/42 - 10/01/46 (k)		1,494	1,587,346
4.00%, 10/01/46 (k)		682	731,109
4.50%, 10/20/44 - 10/01/46 (k)		343	369,770

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
5.00%, 10/20/44	USD	143	$155,430

			19,416,242
Total U.S. Government Sponsored Agency Securities — 12.7%			20,596,752

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.25%, 8/15/46		483	474,246
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/26 (l)		8,082	8,499,539
U.S. Treasury Inflation Protected Security:
0.13%, 4/15/19		4,938	5,022,207
0.13%, 4/15/20		13,206	13,463,574
0.13%, 4/15/21 (l)		1,373	1,401,885
1.00%, 2/15/46 (l)		1,676	1,852,506
U.S. Treasury Notes:
0.75%, 8/15/19 (l)		2,823	2,812,686
0.88%, 9/15/19		434	433,683
1.13%, 8/31/21		1,147	1,146,134
1.13%, 9/30/21		342	341,546
1.38%, 8/31/23		75	74,766
0.13%, 7/15/26		4,674	4,725,480
1.50%, 8/15/26		35	34,659
Total U.S. Treasury Obligations — 24.9%			40,282,911

Warrants — 0.0%	Shares
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000	6,750
Total Long-Term Investments (Cost — $195,769,443) — 123.6%			200,233,577

Short-Term Securities
Certificates of Deposit	Par (000)
Yankee — 1.9%
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.44%, 8/11/17	USD	305	305,494
BNP Paribas SA, New York, 1.47%, 8/4/17		300	300,184

16	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Certificates of Deposit	Par (000)		Value
Yankee (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank, New York, 1.31%, 8/16/17	USD	350	$350,196
Credit Industriel et Commercial, New York, 1.41%, 8/16/17		350	350,505
Credit Suisse, New York:
1.60%, 8/04/17		300	300,335
1.58%, 8/16/17		350	350,509
Societe Generale SA, 1.60%, 8/31/17		350	350,401
Toronto-Dominion Bank, New York, 1.30%, 8/15/17		350	350,216
UBS AG, Stamford, 1.53%, 9/1/17		410	410,053
Total Certificates of Deposit — 1.9%			3,067,893

Borrowed Bond Agreements — 1.1%
Mexico Government International Bond, (0.25)%, 10/01/16 (Purchased on 9/30/16 to be repurchased at $671,245. Collateralized by a Foreign Agency Obligation, 5.13%, 1/15/20, par and fair values of 600,000 and $666,900, respectively)		671	671,250
United Kingdom Gilt Inflation Linked:
0.17%, 10/01/16 (Purchased on 9/30/16 to be repurchased at $ 623,103. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of 510,000 and $809,895, respectively)	GBP	623	807,631
0.20%, 10/01/16 (Purchased on 9/30/16 to be repurchased at $214,276. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of 128,000 and $282,986, respectively)		214	277,732
Total Borrowed Bond Agreement — 1.1%			1,756,613

Money Market Funds — 0.5%
BlackRock T-Fund, Institutional Class, 0.20% (h)(m)		734,348	734,348
Total Short Term Securities (Cost — $5,555,257) — 3.5%			5,558,854

		Value
Options Purchased (Cost — $908,407) — 0.4%		$641,676
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $202,233,107*) — 127.5%		206,434,107

Borrowed Bonds	Par (000)
Mexico Government International Bond, 5.13%, 1/15/20	(600)	(666,900)
United Kingdom Gilt Inflation Linked:
0.13%, 3/22/26	(510)	(809,895)
0.13%, 3/22/26	(128)	(282,986)
Total Borrowed Bonds (Cost — $1,756,625) — (1.1)%		(1,759,781)

TBA Sale Commitments (k)
Fannie Mae Mortgage-Backed Securities:
5.50%, 10/13/46	25	(28,172)
6.00%, 10/13/46	171	(196,012)
5.00%, 11/14/46	31	(34,411)
3.00%, 10/18/31	137	(143,828)
3.50%, 10/18/31	149	(157,079)
4.00%, 10/18/31	56	(57,794)
3.00%, 10/13/46	1,497	(1,555,886)
3.50%, 10/13/46	658	(694,293)
4.00%, 10/13/46	1,862	(1,999,759)
4.50%, 10/13/46	403	(441,338)
5.00%, 10/13/46	116	(128,844)
4.00%, 11/14/46	584	(626,477)
4.50%, 11/14/46	300	(328,206)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/18/31	111	(117,229)
3.50%, 10/13/46	99	(104,016)
4.00%, 10/13/46	582	(624,274)
4.50%, 10/13/46	250	(273,725)
3.50%, 11/14/46	44	(46,363)
Total TBA Sale Commitments (Proceeds — $7,546,605) — (4.7)%		(7,557,706)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Value
Options Written (Premiums Received — $165,647) — (0.1)%	$(100,492)
Total Investments, Borrowed Bonds, Net of TBA Sale Commitments and Options Written (Cost — $192,764,230) — 121.6%	197,016,128
Liabilities in Excess of Other Assets — (21.6)%	(35,048,981)

Net Assets — 100.0%	$161,967,147

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$202,537,282

Gross unrealized appreciation	$5,648,152
Gross unrealized depreciation	(1,751,327)

Net unrealized appreciation	$3,896,825

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Perpetual security with no stated maturity date.

(f)	Amount is less than $500.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, Tempfund, Institutional Class	3,593,818	—		(3,593,818)[1]	—	—	$5,112	—
BlackRock T-Fund, Institutional Class	—	734,348	[2]	—	734,348	$734,348	347	—
iShares JP Morgan USD Emerging Markets Bond ETF	—	6,665		—	6,665	781,205	19,782	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	21,100		(9,500)	11,600	1,012,216	15,665	$131
Total						$2,527,769	$40,906	$131

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$(182,229)	$467
Barclays Bank PLC	$(498,774)	$(1,417)
BNP Paribas S.A.	$(117,248)	$30
Citigroup Global Markets, Inc.	$(1,161,873)	$(446)

18	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$1,017,382	$2,940
Deutsche Bank Securities, Inc.	—	$248
Goldman Sachs & Co.	$2,162,212	$6,546
JPMorgan Securities LLC	$(213,195)	$(1,906)
Jefferies & Co.	$421,867	$305
Morgan Stanley & Co. International PLC	$257,965	$295
Nomura Holdings, Inc.	$392,030	$282
RBC Capital Markets	$(72,911)	$(167)
Wells Fargo Securities LLC	$151,740	$334

(l)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest[2]	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	0.49%	05/02/16	Open	[1]	$653,640	$654,766	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.49%	05/10/16	Open	[1]	2,301,750	2,305,749	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.56%	07/25/16	Open	[1]	5,281,250	5,286,166	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.53%	07/26/16	Open	[1]	1,393,290	1,394,339	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.60%	08/15/16	Open	[1]	2,928,250	2,930,544	U.S. Treasury Obligations	Open/Demand[1]
Citigroup Global Markets Inc.	0.70%	09/13/16	10/13/16		7,979,000	7,981,637	U.S. Government Sponsored Agency	Up to 30 Days
JPMorgan Securities LLC	0.52%	09/28/16	Open	[1]	2,793,000	2,793,121	U.S. Treasury Obligations	Open/Demand[1]
Total					$23,330,180	$23,346,322

1	Certain agreements have no stated maturity and can be terminated by either party at any time.

2	The amount to be repurchased assumes the maturity will be the day after the period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
12	2-Year U.S. Treasury Note	December 2016	USD	2,621,625	$2,626
(39)	5-Year U.S. Treasury Note	December 2016		4,739,109	2,998
40	10-Year Australian Treasury Bonds	December 2016		4,194,615	(11,779)
3	10-Year Japanese Government Treasury Bonds	December 2016		4,506,878	22,179
(202)	10-Year U.S. Treasury Note	December 2016		26,487,250	(82,736)
(12)	10-Year U.S. Ultra Long Treasury Note	December 2016		1,729,875	(8,059)
(6)	30-Year Euro Buxl Bond	December 2016		1,295,312	9,326
(32)	90-Day Euro-Dollar	December 2017		7,914,800	(444)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
7	CBOE Volatility Index (VIX) Futures	December 2016	USD	122,150	$(4,039)
1	DAX Index	December 2016		295,230	3,242
16	Euro BOBL Futures	December 2016		2,374,132	4,682
5	Euro STOXX 50 Index	December 2016		168,165	1,060
(48)	German Euro Bund Futures	December 2016		8,934,672	(74,655)
2	German Euro OAT Futures	December 2016		359,742	672
(80)	German Euro Schatz Futures	December 2016		10,077,343	(3,063)
(23)	German Long Euro BTP Futures	December 2016		3,697,021	(3,398)
(24)	German Short Euro BTP Futures	December 2016		3,041,131	789
(11)	Long U.S. Treasury Bond	December 2016		1,849,719	(7,354)
30	Nikkei 225 Index	December 2016		2,489,250	(45,867)
(13)	S&P 500 E-Mini Index	December 2016		1,404,260	1,278
2	UK Long Gilt Bond	December 2016		337,647	(2,957)
(28)	Ultra U.S. Treasury Bond	December 2016		5,148,500	51,359
Total					$(144,140)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	432,390,400	USD	656,051	Credit Suisse International	10/03/16	$1,452
CLP	435,065,600	USD	640,000	Credit Suisse International	10/03/16	21,571
COP	471,684,800	USD	160,000	Credit Suisse International	10/03/16	3,589
COP	471,520,000	USD	160,000	Credit Suisse International	10/03/16	3,532
COP	951,939,200	USD	330,540	Credit Suisse International	10/03/16	(390)
USD	660,110	CLP	435,065,600	Credit Suisse International	10/03/16	(1,460)
USD	640,000	CLP	432,390,400	Credit Suisse International	10/03/16	(17,503)
USD	163,725	COP	471,520,000	Credit Suisse International	10/03/16	193
USD	163,782	COP	471,684,800	Credit Suisse International	10/03/16	193
USD	320,000	COP	951,939,200	Credit Suisse International	10/03/16	(10,150)
BRL	1,027,520	USD	320,000	Bank of America N.A.	10/04/16	(4,049)
BRL	941,775	USD	290,000	Goldman Sachs International	10/04/16	(415)
BRL	1,416,388	USD	436,322	Goldman Sachs International	10/04/16	(798)
BRL	1,672,205	USD	515,127	Goldman Sachs International	10/04/16	(942)
BRL	1,374,450	USD	423,403	Goldman Sachs International	10/04/16	(775)
BRL	1,029,355	USD	317,095	Goldman Sachs International	10/04/16	(580)
BRL	1,040,480	USD	320,522	Goldman Sachs International	10/04/16	(586)
BRL	6,052,583	USD	1,866,578	Goldman Sachs International	10/04/16	(5,475)
BRL	1,025,851	USD	316,366	Goldman Sachs International	10/04/16	(928)
BRL	1,713,861	USD	530,000	Goldman Sachs International	10/04/16	(3,007)
BRL	1,035,555	USD	310,000	Royal Bank of Scotland PLC	10/04/16	8,422
BRL	3,890,708	USD	1,198,542	Royal Bank of Scotland PLC	10/04/16	(2,193)
BRL	1,485,000	USD	457,458	UBS AG	10/04/16	(837)
MXN	6,105,140	USD	310,000	Bank of America N.A.	10/04/16	4,864
MXN	1,013,080	USD	51,667	Bank of America N.A.	10/04/16	582
MXN	272,588	USD	14,000	Bank of America N.A.	10/04/16	58
MXN	1,014,005	USD	51,667	Citibank N.A.	10/04/16	629
MXN	1,008,141	USD	51,667	Citibank N.A.	10/04/16	327
MXN	1,008,250	USD	51,667	Citibank N.A.	10/04/16	332
MXN	5,983,910	USD	310,000	JPMorgan Chase Bank N.A.	10/04/16	(1,388)
MXN	1,008,887	USD	51,667	UBS AG	10/04/16	365
MXN	1,014,124	USD	51,667	UBS AG	10/04/16	635
USD	316,530	BRL	1,027,520	Bank of America N.A.	10/04/16	579

20	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	420,000	BRL	1,374,450	Goldman Sachs International	10/04/16	$(2,628)
USD	426,366	BRL	1,416,388	Goldman Sachs International	10/04/16	(9,157)
USD	310,000	BRL	1,029,355	Goldman Sachs International	10/04/16	(6,515)
USD	515,000	BRL	1,672,205	Goldman Sachs International	10/04/16	816
USD	320,000	BRL	1,040,480	Goldman Sachs International	10/04/16	64
USD	316,016	BRL	1,025,851	Goldman Sachs International	10/04/16	578
USD	1,864,513	BRL	6,052,583	Goldman Sachs International	10/04/16	3,411
USD	290,116	BRL	941,775	Goldman Sachs International	10/04/16	531
USD	527,959	BRL	1,713,861	Goldman Sachs International	10/04/16	966
USD	1,201,578	BRL	3,890,708	Royal Bank of Scotland PLC	10/04/16	5,228
USD	319,005	BRL	1,035,555	Royal Bank of Scotland PLC	10/04/16	584
USD	440,000	BRL	1,485,000	UBS AG	10/04/16	(16,621)
USD	310,000	MXN	6,103,378	Citibank N.A.	10/04/16	(4,773)
USD	22,000	ARS	332,860	Royal Bank of Scotland PLC	10/05/16	340
USD	594,983	TRY	1,774,722	Bank of America N.A.	10/05/16	3,849
USD	376,079	TRY	1,121,738	Goldman Sachs International	10/05/16	2,445
RUB	21,740,400	USD	330,000	Deutsche Bank AG	10/06/16	16,060
USD	330,000	RUB	21,568,800	BNP Paribas S.A.	10/06/16	(13,329)
RUB	96,232,399	USD	1,470,937	BNP Paribas S.A.	10/11/16	59,194
RUB	24,520,007	USD	382,000	JPMorgan Chase Bank N.A.	10/11/16	7,877
USD	497,937	RUB	32,674,649	Deutsche Bank AG	10/11/16	(21,602)
TWD	9,721,600	USD	310,000	Bank of America N.A.	10/12/16	773
TWD	19,306,800	USD	620,000	BNP Paribas S.A.	10/12/16	(2,815)
USD	310,000	TWD	9,715,400	Morgan Stanley & Co. International PLC	10/12/16	(575)
INR	1,667,000	USD	25,000	Royal Bank of Scotland PLC	10/13/16	1
INR	31,597,000	USD	475,000	Standard Chartered Bank	10/13/16	(1,125)
INR	31,882,000	USD	475,000	UBS AG	10/13/16	3,149
TWD	9,823,900	USD	310,000	HSBC Bank PLC	10/13/16	4,068
USD	1,973,147	IDR	25,812,703,780	BNP Paribas S.A.	10/13/16	(7,887)
USD	475,000	INR	31,839,250	BNP Paribas S.A.	10/13/16	(2,508)
USD	310,000	TWD	9,814,600	HSBC Bank N.A.	10/13/16	(3,771)
EUR	253,248	USD	284,862	Goldman Sachs International	10/14/16	(245)
USD	176,125	EUR	157,697	Bank of America, N.A.	10/14/16	(1,106)
USD	531,059	EUR	473,706	Bank of America, N.A.	10/14/16	(1,323)
USD	273,243	EUR	240,492	Bank of America, N.A.	10/14/16	2,962
USD	89,010	EUR	79,506	Citibank N.A.	10/14/16	(344)
USD	109,127	EUR	97,075	Deutsche Bank AG	10/14/16	27
USD	223,254	EUR	197,456	Morgan Stanley & Co. International PLC	10/14/16	1,339
USD	181,679	EUR	160,687	Morgan Stanley & Co. International PLC	10/14/16	1,088
USD	11,000	CLP	7,271,000	Royal Bank of Scotland PLC	10/17/16	(46)
USD	470,000	CLP	317,955,000	State Street Bank & Trust Co.	10/17/16	(13,036)
ARS	4,502,160	USD	296,000	BNP Paribas S.A.	10/18/16	(4,935)
TRY	1,404,236	USD	469,755	Citibank N.A.	10/18/16	(3,254)
TRY	1,605,693	USD	538,378	Citibank N.A.	10/18/16	(4,951)
TRY	1,223,926	USD	408,459	Deutsche Bank AG	10/18/16	(1,858)
TRY	84,071	USD	28,114	HSBC Bank PLC	10/18/16	(184)
TRY	745,437	USD	248,371	JPMorgan Chase Bank N.A.	10/18/16	(730)
TRY	673,634	USD	224,590	JPMorgan Chase Bank N.A.	10/18/16	(802)
USD	181,000	ARS	2,791,020	Royal Bank of Scotland PLC	10/18/16	560
USD	115,000	ARS	1,776,750	Royal Bank of Scotland PLC	10/18/16	133

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	363,000	COP	1,079,925,000	Royal Bank of Scotland PLC	10/18/16	$(10,537)
USD	949,991	TRY	2,821,948	Citibank N.A.	10/18/16	12,512
USD	980,862	TRY	2,915,049	Morgan Stanley & Co. International PLC	10/18/16	12,454
USD	475,886	GBP	360,000	Morgan Stanley & Co. International PLC	10/19/16	9,121
KRW	410,008,500	USD	363,000	Morgan Stanley & Co. International PLC	10/20/16	9,122
RUB	18,991,014	USD	291,900	Deutsche Bank AG	10/20/16	9,469
USD	363,000	KRW	407,467,500	JPMorgan Chase Bank N.A.	10/20/16	(6,816)
USD	305,099	IDR	4,081,615,913	Deutsche Bank AG	10/21/16	(7,870)
USD	52,632	TWD	1,649,224	JPMorgan Chase Bank N.A.	10/21/16	(127)
USD	446,368	TWD	14,137,992	Morgan Stanley & Co. International PLC	10/21/16	(5,907)
MYR	2,170,350	USD	530,000	JPMorgan Chase Bank N.A.	10/24/16	(4,305)
MYR	16,548	USD	4,000	Royal Bank of Scotland PLC	10/24/16	8
JPY	52,680,762	USD	522,000	Royal Bank of Scotland PLC	10/26/16	(2,022)
USD	150,000	ZAR	2,052,917	Goldman Sachs International	10/26/16	1,022
USD	150,000	ZAR	2,051,594	Morgan Stanley & Co. International PLC	10/26/16	1,118
RUB	20,544,000	USD	320,000	BNP Paribas S.A.	10/27/16	5,515
KRW	379,479,530	USD	343,017	UBS AG	10/28/16	1,378
KRW	162,563,375	USD	146,983	UBS AG	10/28/16	551
USD	490,000	KRW	540,225,000	Standard Chartered Bank	10/28/16	(279)
RUB	23,133,990	USD	363,000	Deutsche Bank AG	10/31/16	3,232
BRL	3,922,670	USD	1,201,578	Royal Bank of Scotland PLC	11/03/16	(5,655)
BRL	239,577	USD	73,422	Royal Bank of Scotland PLC	11/03/16	(381)
MXN	12,364,268	USD	634,000	Royal Bank of Scotland PLC	11/04/16	1,370
CNH	1,170,412	USD	175,000	BNP Paribas S.A.	11/07/16	78
CNH	1,170,277	USD	175,000	Goldman Sachs International	11/07/16	57
CNH	1,136,898	USD	170,000	Goldman Sachs International	11/07/16	64
CNH	1,394,805	USD	208,600	Goldman Sachs International	11/07/16	44
CNH	6,244,824	USD	940,000	Goldman Sachs International	11/07/16	(5,861)
CNH	2,482,952	USD	371,400	Morgan Stanley & Co. International PLC	11/07/16	15
CNH	1,170,621	USD	175,000	Royal Bank of Scotland PLC	11/07/16	109
USD	2,259,000	CNH	14,913,014	Deutsche Bank AG	11/07/16	28,219
USD	995,000	CNH	6,655,370	State Street Bank & Trust Co.	11/07/16	(551)
INR	90,965,000	USD	1,340,085	Credit Suisse International	11/16/16	17,702
INR	90,960,000	USD	1,341,098	Standard Chartered Bank	11/16/16	16,615
USD	170,759	ARS	2,685,192	BNP Paribas S.A.	11/18/16	(137)
USD	40,000	ARS	630,000	BNP Paribas S.A.	11/18/16	(96)
USD	104,000	ARS	1,697,280	BNP Paribas S.A.	12/01/16	(3,306)
USD	108,138	ARS	1,679,383	BNP Paribas S.A.	12/05/16	2,180
USD	138,200	ARS	2,187,706	BNP Paribas S.A.	12/07/16	298
AUD	400,000	CAD	402,121	Goldman Sachs International	12/21/16	(1,075)
AUD	400,000	NOK	2,480,861	Nomura International PLC	12/21/16	(4,777)
CAD	404,719	AUD	400,000	Citibank N.A.	12/21/16	3,057
CAD	596,238	EUR	400,000	BNP Paribas S.A.	12/21/16	3,764
CAD	386,916	NZD	400,000	Citibank N.A.	12/21/16	4,700
CLP	30,450,000	USD	44,888	JPMorgan Chase Bank N.A.	12/21/16	1,117
COP	456,110,000	USD	150,012	JPMorgan Chase Bank N.A.	12/21/16	6,092
EUR	400,000	CAD	590,307	State Street Bank & Trust Co.	12/21/16	760

22	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	310,000	USD	348,578	BNP Paribas S.A.	12/21/16	$919
EUR	160,000	USD	180,427	Citibank N.A.	12/21/16	(42)
EUR	2,500,000	USD	2,795,775	Royal Bank of Scotland PLC	12/21/16	22,747
EUR	3,100,000	USD	3,492,298	Standard Chartered Bank	12/21/16	2,669
EUR	10,490,000	USD	11,824,139	State Street Bank & Trust Co.	12/21/16	2,378
GBP	1,187,808	USD	1,557,585	Citibank N.A.	12/21/16	(15,520)
GBP	186,839	USD	246,136	Commonwealth Bank of Australia	12/21/16	(3,574)
GBP	340,000	USD	441,408	Deutsche Bank AG	12/21/16	(5)
GBP	3,040,000	USD	3,949,416	Goldman Sachs International	12/21/16	(2,755)
GBP	700,000	USD	915,954	Nomura International PLC	12/21/16	(7,184)
GBP	340,000	USD	443,177	Royal Bank of Scotland PLC	12/21/16	(1,774)
JPY	30,675,960	AUD	400,000	Citibank N.A.	12/21/16	(2,049)
JPY	30,939,840	AUD	400,000	Standard Chartered Bank	12/21/16	562
JPY	1,140,014,400	USD	11,200,000	BNP Paribas S.A.	12/21/16	81,133
JPY	334,363,392	USD	3,300,000	Citibank N.A.	12/21/16	8,728
JPY	23,775,866	USD	235,000	Citibank N.A.	12/21/16	277
JPY	41,000,000	USD	407,863	Credit Suisse International	12/21/16	(2,143)
JPY	249,987,750	USD	2,500,000	Goldman Sachs International	12/21/16	(26,220)
JPY	159,626,937	USD	1,590,000	HSBC Bank PLC	12/21/16	(10,395)
JPY	64,569,674	USD	643,000	HSBC Bank PLC	12/21/16	(4,044)
JPY	78,000,000	USD	769,967	JPMorgan Chase Bank N.A.	12/21/16	1,890
JPY	79,416,277	USD	794,000	JPMorgan Chase Bank N.A.	12/21/16	(8,128)
JPY	2,278,400,000	USD	22,271,706	State Street Bank & Trust Co.	12/21/16	274,442
KRW	212,350,000	USD	188,312	HSBC Bank PLC	12/21/16	4,339
KRW	430,858,960	USD	392,000	HSBC Bank PLC	12/21/16	(1,110)
MXN	14,925,518	USD	760,000	Citibank N.A.	12/21/16	3,152
MXN	6,997,262	USD	357,000	Goldman Sachs International	12/21/16	775
NOK	2,512,400	AUD	400,000	BNP Paribas S.A.	12/21/16	8,723
NZD	631,437	AUD	600,000	Goldman Sachs International	12/21/16	(9)
NZD	400,000	CAD	380,312	Royal Bank of Canada	12/21/16	337
NZD	520,235	NOK	3,033,643	Citibank N.A.	12/21/16	(1,871)
NZD	400,000	SEK	2,464,080	BNP Paribas S.A.	12/21/16	2,016
PLN	4,660,000	USD	1,203,508	State Street Bank & Trust Co.	12/21/16	13,340
RUB	8,410,000	USD	127,453	Citibank N.A.	12/21/16	3,981
RUB	6,530,000	USD	100,568	Citibank N.A.	12/21/16	1,485
RUB	5,640,000	USD	85,697	Credit Suisse International	12/21/16	2,446
RUB	6,035,000	USD	91,671	Credit Suisse International	12/21/16	2,646
RUB	5,000,000	USD	75,154	JPMorgan Chase Bank N.A.	12/21/16	2,988
RUB	13,850,000	USD	209,793	Morgan Stanley & Co. International PLC	12/21/16	6,659
RUB	27,795,000	USD	419,506	Morgan Stanley & Co. International PLC	12/21/16	14,883
RUB	13,950,000	USD	210,399	Morgan Stanley & Co. International PLC	12/21/16	7,616
RUB	5,440,000	USD	83,491	Morgan Stanley & Co. International PLC	12/21/16	1,527
RUB	11,275,000	USD	173,536	Morgan Stanley & Co. International PLC	12/21/16	2,673
SEK	2,496,412	NZD	400,000	Citibank N.A.	12/21/16	1,768
SEK	3,200,000	USD	375,367	Citibank N.A.	12/21/16	(872)
USD	22,383	AUD	30,000	Deutsche Bank AG	12/21/16	(538)
USD	66,993	AUD	90,000	Goldman Sachs International	12/21/16	(1,768)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,973	AUD	20,000	Goldman Sachs International	12/21/16	$(308)
USD	1,010,068	AUD	1,350,000	Morgan Stanley & Co. International PLC	12/21/16	(21,354)
USD	1,709,021	BRL	5,750,000	Royal Bank of Scotland PLC	12/21/16	(19,379)
USD	396,000	CAD	522,726	HSBC Bank PLC	12/21/16	(2,662)
USD	18,177	DKK	120,000	State Street Bank & Trust Co.	12/21/16	4
USD	224,980	EUR	200,000	Barclays Bank PLC	12/21/16	(501)
USD	8,752,773	EUR	7,750,000	BNP Paribas S.A.	12/21/16	15,355
USD	33,862	EUR	30,000	Citibank N.A.	12/21/16	40
USD	6,650,244	EUR	5,900,000	Goldman Sachs International	12/21/16	(1,467)
USD	33,750	EUR	30,000	Goldman Sachs International	12/21/16	(72)
USD	123,765	EUR	110,000	Goldman Sachs International	12/21/16	(250)
USD	349,914	EUR	310,056	Morgan Stanley & Co. International PLC	12/21/16	354
USD	34,275	EUR	30,385	Morgan Stanley & Co. International PLC	12/21/16	19
USD	877,666	EUR	780,600	State Street Bank & Trust Co.	12/21/16	(2,390)
USD	779,156	EUR	694,667	State Street Bank & Trust Co.	12/21/16	(4,018)
USD	56,144	EUR	50,000	State Street Bank & Trust Co.	12/21/16	(227)
USD	404,197	EUR	358,000	Westpac Banking Corp.	12/21/16	585
USD	449,920	GBP	340,000	Bank of America N.A.	12/21/16	8,517
USD	256,768	GBP	194,066	Bank of America N.A.	12/21/16	4,823
USD	992,445	GBP	750,000	BNP Paribas S.A.	12/21/16	18,762
USD	2,057,461	GBP	1,560,000	Goldman Sachs International	12/21/16	32,200
USD	13,022	GBP	10,000	Goldman Sachs International	12/21/16	39
USD	3,456,026	GBP	2,620,000	Royal Bank of Canada	12/21/16	54,628
USD	155,864	GBP	120,000	The Toronto-Dominion Bank	12/21/16	74
USD	3,544,067	IDR	47,412,530,000	HSBC Bank PLC	12/21/16	(63,698)
USD	759,518	IDR	10,120,581,191	JPMorgan Chase Bank N.A.	12/21/16	(10,588)
USD	560,000	JPY	56,605,640	Bank of America N.A.	12/21/16	(147)
USD	8,695	JPY	870,000	Barclays Bank PLC	12/21/16	86
USD	289,419	JPY	28,920,000	BNP Paribas S.A.	12/21/16	3,238
USD	373,282	JPY	38,000,000	Citibank N.A.	12/21/16	(2,751)
USD	200	JPY	20,000	Citibank N.A.	12/21/16	2
USD	148,638	JPY	15,000,000	Citibank N.A.	12/21/16	204
USD	9,075,000	JPY	920,939,167	Goldman Sachs International	12/21/16	(38,251)
USD	35,695	JPY	3,580,000	JPMorgan Chase Bank N.A.	12/21/16	269
USD	6,488,794	JPY	660,225,705	Royal Bank of Canada	12/21/16	(44,539)
USD	10,699,010	JPY	1,084,610,000	UBS AG	12/21/16	(33,863)
USD	490,000	KRW	552,793,500	Deutsche Bank AG	12/21/16	(11,513)
USD	25,741	MXN	500,000	Citibank N.A.	12/21/16	175
USD	400,000	MXN	7,800,460	Goldman Sachs International	12/21/16	1,157
USD	760,000	MXN	14,875,664	State Street Bank & Trust Co.	12/21/16	(603)
USD	400,000	RUB	25,590,000	BNP Paribas S.A.	12/21/16	71
USD	1,468,929	RUB	98,925,000	HSBC Bank PLC	12/21/16	(77,103)
INR	38,007,200	USD	560,000	UBS AG	12/23/16	4,198
USD	113,000	ARS	1,932,300	BNP Paribas S.A.	5/11/17	(739)
USD	282,000	ARS	5,033,700	BNP Paribas S.A.	7/28/17	(5,374)
Total						$267,912

24	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	215.00	28	$6,020
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	216.00	28	4,116
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	217.00	27	2,417
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	218.00	27	1,256
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	219.00	27	540
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	214.00	28	8,134
SPDR S&P 500 ETF Trust	Call	10/21/16	USD	220.00	65	3,737
SPDR Gold Shares	Call	11/18/16	USD	128.00	77	12,974
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	214.00	28	1,932
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	206.00	30	195
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	207.00	30	255
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	208.00	29	319
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	209.00	29	435
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	210.00	29	580
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	211.00	28	756
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	212.00	28	1,036
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	213.00	28	1,414
Total						$46,116

OTC Barrier Options Purchased
Description	Put/ Call	Type	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Contracts	Value
USD Currency	Call	Down-and-out	Deutsche Bank AG	10/19/16		—	JPY	95.00	200,000	$7,860
USD Currency	Call	One-touch	Morgan Stanley & Co. International PLC	11/30/16		—	CAD	1.43	50,000	3,400
USD Currency	Call	One-touch	Morgan Stanley & Co. International PLC	11/30/16		—	MXN	23.00	36,732	2,654
USD Currency	Call	Up-and-out	JPMorgan Chase Bank N.A.	12/16/16	TWD	32.50	TWD	34.21	6,400,000	6,349
USD Currency	Call	Up-and-out	UBS AG	12/16/16	KRW	1,161.00	KRW	1,217.00	6,400,000	5,702
USD Currency	Call	One-touch	Goldman Sachs International	4/07/17	JPY	130.00	JPY	130.00	70,000	416
USD Currency	Call	One-touch	Goldman Sachs International	4/07/17	JPY	140.00	JPY	140.00	120,000	239
USD Currency	Call	One-touch	Goldman Sachs International	4/09/18	JPY	140.00	JPY	140.00	70,000	959
EUR Currency	Put	Down-and-out	JPMorgan Chase Bank N.A.	12/16/16	USD	1.08	USD	1.03	17,200,000	22,104
USD Currency	Put	Up-and-in	Deutsche Bank AG	1/24/17	JPY	103.00	JPY	108.90	180,000	5,022
S&P 500 Index	Put	Up-and-in	JPMorgan Chase Bank N.A.	3/31/17	USD	2,118.72	USD	1.70	749	10,907
S&P 500 Index	Put	Up-and-in	JPMorgan Chase Bank N.A.	4/21/17	USD	2,096.88	USD	1.75	749	9,621
Total										$75,233

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.54%	Pay	3-Month LIBOR	10/28/16	USD	19,630	$74,489
10-Year Interest Rate Swap	Citibank N.A.	Put	1.80%	Pay	3-Month LIBOR	1/26/17	USD	2,520	13,798

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.80%	Pay	3-Month LIBOR	1/27/17	USD	2,600	$14,338
Total									$102,625

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
10-Year U.S. Treasury Note	Call	R.J. O’brien & Associates LLC	10/07/16	USD	131.75	USD	114	—	$16,031
USD Currency	Call	Deutsche Bank AG	10/07/16	RUB	66.50	USD	290	—	10
USD Currency	Call	Goldman Sachs & Co.	10/07/16	TWD	31.00	USD	620	—	7,373
USD Currency	Call	JPMorgan Chase Bank N.A.	10/14/16	JPY	17,000.00	USD	63	—	135
USD Currency	Call	JPMorgan Chase Bank N.A.	10/14/16	JPY	16,750.00	USD	63	—	35
USD Currency	Call	JPMorgan Chase Bank N.A.	10/14/16	JPY	17,250.00	USD	63	—	857
USD Currency	Call	BNP Paribas S.A.	10/20/16	KRW	1,170.00	USD	560	—	178
USD Currency	Call	HSBC Bank PLC	10/20/16	KRW	1,135.00	USD	560	—	1,220
USD Currency	Call	Morgan Stanley & Co. International PLC	10/20/16	BRL	3.50	USD	340	—	380
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	19.15	USD	840	—	20,166
USD Currency	Call	Deutsche Bank AG	11/03/16	CAD	1.32	USD	490	—	3,982
USD Currency	Call	HSBC Bank PLC	11/03/16	CAD	1.37	USD	655	—	793
USD Currency	Call	BNP Paribas S.A.	11/04/16	CNH	6.80	USD	1,000	—	1,525
USD Currency	Call	Goldman Sachs & Co.	11/14/16	MXN	19.00	USD	660	—	24,496
USD Currency	Call	Deutsche Bank Securities, Inc.	11/15/16	KRW	1,120.00	USD	690	—	6,844
USD Currency	Call	Goldman Sachs & Co.	11/16/16	MXN	18.75	USD	560	—	25,845
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	19.65	USD	680	—	15,031
USD Currency	Call	BNP Paribas S.A.	11/23/16	TWD	32.00	USD	630	—	2,538
USD Currency	Call	Citibank N.A.	11/23/16	CAD	1.35	USD	6,355	—	36,268
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	620	—	13,063
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	680	—	13,164
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	USD	596	—	3,950
USD Currency	Call	Bank of America N.A.	12/19/16	CNH	6.70	USD	1,100	—	10,842
USD Currency	Put	Morgan Stanley & Co. International PLC	10/18/16	MXN	19.30	USD	620	—	8,704
USD Currency	Put	Goldman Sachs International	10/20/16	BRL	3.22	USD	340	—	3,351
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	67.80	USD	1,020	—	16,962
USD Currency	Put	Morgan Stanley & Co. International PLC	11/23/16	BRL	3.30	USD	520	—	14,556
USD Currency	Put	Deutsche Bank AG	12/01/16	INR	67.50	USD	612	—	7,937
EUR Currency	Put	Deutsche Bank Securities, Inc.	12/15/16	USD	1.10	EUR	2,254	—	16,706

26	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America	07/28/17	BRL	65,000.00	—	82	$126,280
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Citibank N.A.	07/28/17	BRL	65,000.00	—	12	18,480
Total								$417,702

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Shares	Call	11/18/16	USD	138.00	77	$(1,848)
SPDR Gold Shares	Call	1/20/17	USD	130.00	134	(32,026)
Total						$(33,874)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Societe Generale	10/07/16	RUB	66.50	USD	290	$(11)
USD Currency	Call	Goldman Sachs International	10/20/16	BRL	3.50	USD	340	(380)
USD Currency	Call	HSBC Bank USA N.A.	10/20/16	KRW	1,170.00	USD	1,120	(355)
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	20.00	USD	840	(5,993)
USD Currency	Call	Deutsche Bank AG	11/03/16	CAD	1.37	USD	655	(793)
USD Currency	Call	HSBC Bank PLC	11/03/16	CAD	1.32	USD	490	(3,982)
USD Currency	Call	Goldman Sachs International	11/08/16	MXN	20.00	USD	1,120	(13,544)
USD Currency	Call	Deutsche Bank AG	11/15/16	KRW	1,160.00	USD	1,030	(3,316)
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	900	(14,541)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	1,020	(5,589)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	596	(307)
USD Currency	Call	Bank of America N.A.	12/19/16	CNH	7.00	USD	1,520	(1,947)
USD Currency	Put	Societe Generale	10/07/16	RUB	65.00	USD	290	(8,848)
EUR Currency	Put	Deutsche Bank AG	10/13/16	USD	1.10	EUR	2,254	(1,428)
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	66.50	USD	560	(2,654)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	680	(2,930)
Total								$(66,618)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 26, Version 1	5.00%	6/20/21	107	$(1,388)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps – Sold Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index, Series 27, Version 1	1.00%	12/20/21	BBB+	19,274	$49,027
Markit iTraxx FINSR, Series 26, Version 1	1.00%	12/20/21	BB	1,465	(930)
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	B-	1,150	3,657
Total					$51,754

[1]	Using Standard & Poors (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.97%[1]	3-Month LIBOR	6/30/16	6/30/21	USD	6,630	$58,498
1.26%[2]	3-Month LIBOR	7/07/16	7/07/21	USD	5,955	(14,685)
1.17%[1]	3-Month LIBOR	7/22/16	7/22/21	USD	3,250	(268)
1.19%[2]	3-Month LIBOR	8/23/16	8/23/21	USD	11,000	10,690
1.22%[2]	3-Month LIBOR	9/01/16	9/01/21	USD	7,000	13,182
1.20%[2]	3-Month LIBOR	9/12/16	9/12/21	USD	1,635	1,925
1.24%[1]	3-Month LIBOR	9/23/16	9/23/21	USD	8,049	(23,513)
0.00%[2]	6-Month JPY LIBOR	10/03/16	10/03/21	JPY	700,000	2,632
1.16%[1]	3-Month LIBOR	10/03/16	10/03/21	USD	500	408
0.67%[1]	6-Month GBP LIBOR	9/30/16	9/07/25	GBP	700	5,657
0.88%[1]	6-Month GBP LIBOR	9/30/16	9/07/25	GBP	1,350	(22,463)
0.94%[2]	6-Month EURIBOR	12/09/15	12/09/25	EUR	410	30,991
0.94%[2]	6-Month EURIBOR	12/09/15	12/09/25	EUR	410	31,119
0.94%[2]	6-Month EURIBOR	12/09/15	12/09/25	EUR	650	49,506
1.53%[1]	3-Month STIBOR	12/09/15	12/09/25	SEK	13,960	(147,303)
1.70%[1]	3-Month LIBOR	5/05/16	5/05/26	USD	6,150	(144,545)
1.71%[1]	3-Month LIBOR	5/05/16	5/05/26	USD	92	(2,206)
1.72%[1]	3-Month LIBOR	5/25/16	5/25/26	USD	220	(5,504)
1.73%[1]	3-Month LIBOR	5/25/16	5/25/26	USD	290	(7,443)
1.74%[1]	3-Month LIBOR	5/25/16	5/25/26	USD	210	(5,611)
1.73%[1]	3-Month LIBOR	5/26/16	5/26/26	USD	740	(19,449)
0.11%[1]	6-Month JPY LIBOR	6/03/16	6/03/26	JPY	5,000	(374)
0.09%[1]	6-Month JPY LIBOR	6/07/16	6/07/26	JPY	575,000	(31,800)
1.40%[2]	3-Month LIBOR	7/05/16	7/05/26	USD	11,974	(58,683)
0.27%[2]	6-Month EURIBOR	7/08/16	7/08/26	EUR	540	252
0.64%[1]	3-Month STIBOR	7/08/16	7/08/26	SEK	5,200	(2,071)
0.00%[2]	6-Month JPY LIBOR	7/21/16	7/21/26	JPY	305,000	(18,293)
0.64%[1]	3-Month STIBOR	9/09/16	9/09/26	SEK	7,030	(1,272)
0.00%[1]	3-Month JPY STIBOR	9/20/16	9/20/26	JPY	160,000	(7,255)
0.04%[2]	6-Month JPY LIBOR	9/29/16	9/29/26	JPY	475,000	(329)
0.05%[1]	6-Month JPY LIBOR	9/29/16	9/29/26	JPY	170,000	(863)
1.45%[2]	3-Month LIBOR	10/03/16	10/03/26	USD	5,890	(8,513)
0.36%[2]	6-Month JPY LIBOR	10/03/16	10/03/36	JPY	500,000	(13,100)
0.30%[1]	6-Month JPY LIBOR	7/22/16	7/22/46	JPY	85,000	38,840
0.64%[2]	6-Month JPY LIBOR	9/20/16	9/20/46	JPY	60,000	21,391
0.46%[2]	6-Month JPY LIBOR	10/03/16	10/03/46	JPY	125,000	(3,064)
Total						$(273,516)

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.

28	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpiller, Inc.	1.00%	BNP Paribas S.A.	6/20/21	USD	250	$(4,967)	$(896)	$(4,071)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	300	(1,432)	—	(1,432)
HSBC Holdings PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	300	(4,957)	774	(5,731)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	100	127	1,239	(1,112)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	36	72	206	(134)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	129	262	693	(431)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	635	1,288	4,630	(3,342)
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	125	(2,616)	(1,524)	(1,092)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	60	909	1,208	(299)
Chile Government International Bond	1.00%	BNP Paribas S.A.	12/20/21	USD	250	(1,519)	(590)	(929)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	41	(705)	(634)	(71)
Federation of Malaysia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	75	757	1,208	(451)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/21	USD	68	685	1,159	(474)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	570	5,754	9,662	(3,908)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	16	160	178	(18)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	252	13,628	14,976	(1,348)
Mexico Government International Bond	1.00%	Citibank N.A.	12/20/21	USD	311	10,530	10,829	(299)
Mexico Government International Bond	1.00%	Citibank N.A.	12/20/21	USD	311	10,530	11,122	(592)
Mexico Government International Bond	1.00%	Citibank N.A.	12/20/21	USD	311	10,530	11,122	(592)
Mexico Government International Bond	1.00%	Citibank N.A.	12/20/21	USD	311	10,530	11,122	(592)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bond	1.00%	BNP Paribas S.A.	12/20/21	USD	623	$21,094	$20,790	$304
Mexico Government International Bond	1.00%	BNP Paribas S.A.	12/20/21	USD	623	21,094	21,525	(431)
Mexico Government International Bond	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	329	11,140	11,147	(7)
Mexico Government International Bond	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	329	11,139	11,069	70
Mexico Government International Bond	1.00%	Barclays Bank PLC	12/20/21	USD	230	7,787	8,176	(389)
Mexico Government International Bond	1.00%	Barclays Bank PLC	12/20/21	USD	140	4,740	5,076	(336)
Mexico Government International Bond	1.00%	Citibank N.A.	12/20/21	USD	137	4,639	5,096	(457)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	12/20/21	USD	78	(1,210)	(1,242)	32
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	1,395	(73,506)	(48,033)	(25,473)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	119	(6,270)	(5,723)	(547)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	312	10,828	11,380	(552)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	306	10,620	12,101	(1,481)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	306	10,620	11,814	(1,194)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	261	9,058	10,321	(1,263)
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	426	3,218	1,980	1,238
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	308	2,331	1,359	972
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	213	1,609	834	775
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	266	2,012	1,042	970

30	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	106	$805	$417	$388
Republic of Philippines	1.00%	UBS AG	12/20/21	USD	263	1,987	1,029	958
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	697	5,268	3,070	2,198
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	283	2,137	1,246	891
Republic of Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	158	1,190	463	727
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	151	1,141	370	771
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	753	5,692	1,846	3,846
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	2,399	18,133	9,402	8,731
Republic of Philippines	1.00%	Bank of America N.A.	12/20/21	USD	557	4,210	4,895	(685)
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	566	4,280	4,427	(147)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	1,075	77,249	84,807	(7,558)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	425	30,540	32,992	(2,452)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	3,385	243,245	258,418	(15,173)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,425	102,400	109,418	(7,018)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	560	40,241	42,999	(2,758)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	344	24,720	26,262	(1,542)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	1,380	99,167	105,963	(6,796)
Standard Chartered Bank	1.00%	BNP Paribas S.A.	12/20/21	EUR	13	128	125	3
Western Union co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	75	319	367	(48)
Total						$763,361	$843,712	$(80,351)

OTC Credit Default Swaps — Sold Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BHP Billiton Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A	250	$(70)	$(4,950)	$4,880
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/21	BBB+	29	(2,089)	(2,037)	(52)
Deutsche Bank AG	1.00%	Goldman Sachs International	12/20/21	BBB+	29	$(2,090)	$(2,082)	$(8)
Total						$(4,249)	$(9,069)	$4,820

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	395	$15	—	$15
12.93%[1]	1-Day BDZIOVER	Citibank N.A.	N/A	7/03/17	BRL	9,594	(813)	—	(813)
13.11%[1]	1-Day BDZIOVER	Citibank N.A.	N/A	7/03/17	BRL	5,759	(1,959)	—	(1,959)
13.13%[1]	1-Day BDZIOVER	Bank of America N.A.	N/A	7/03/17	BRL	4,799	(1,844)	—	(1,844)
1.81%[1]	6-Month WIBOR	Bank of America N.A.	N/A	3/09/18	PLN	9,226	(25,592)	—	(25,592)
1.84%[1]	6-Month WIBOR	Morgan Stanley Capital Services LLC	N/A	3/09/18	PLN	6,694	(19,598)	—	(19,598)
1.51%[2]	3-Month KRW CDC	Citibank N.A.	N/A	3/17/18	KRW	2,500	9	—	9
1.74%[1]	6-Month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN	1,087	(2,637)	—	(2,637)
1.76%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/23/18	PLN	978	(2,434)	—	(2,434)
2.25%[1]	6-Month WIBOR	Deutsche Bank AG	N/A	6/19/18	PLN	5,555	(15,109)	—	(15,109)
1.85%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	9/15/18	PLN	9,500	(5,885)	—	(5,885)
1.76%[2]	6-Month WIBOR	Barclays Bank PLC	12/21/16[3]	12/21/18	PLN	4,300	240	—	240
1.77%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	12/21/16[3]	12/21/18	PLN	11,695	1,246	—	1,246
1.78%[2]	6-Month WIBOR	Goldman Sachs International	12/21/16[3]	12/21/18	PLN	8,805	1,385	—	1,385
1.81%[2]	6-Month WIBOR	Barclays Bank PLC	12/21/16[3]	12/21/18	PLN	8,070	2,582	—	2,582
11.50%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	4,503	(821)	—	(821)
12.02%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	3,921	9,805	—	9,805
12.03%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	4,034	10,351	—	10,351
12.05%[2]	1-Day BDZIOVER	Goldman Sachs International	N/A	1/02/19	BRL	12,745	29,794	—	29,794
12.05%[2]	1-Day BDZIOVER	Credit Suisse International	N/A	1/02/19	BRL	702	1,679	—	1,679
12.09%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	20,000	47,246	—	47,246

32	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.24%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	6,608	$20,671	—	$20,671
12.29%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	3,101	9,745	—	9,745
12.31%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	1,803	6,512	—	6,512
12.46%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/19	BRL	3,107	13,360	—	13,360
12.52%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	3,105	14,757	—	14,757
1.78%[1]	6-Month WIBOR	Barclays Bank PLC	N/A	1/07/19	PLN	2,000	(4,888)	—	(4,888)
1.21%[2]	3-Month KRW CDC	BNP Paribas Securities Corp.	N/A	8/17/19	KRW	1,600,000	(1,009)	—	(1,009)
1.21%[2]	3-Month KRW CDC	JPMorgan Chase Bank N.A.	N/A	8/18/19	KRW	1,600,000	(787)	—	(787)
11.38%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	303	(111)	—	(111)
11.65%[2]	1-Day BDZIOVER	Citibank N.A.	N/A	1/02/20	BRL	3,241	5,242	—	5,242
11.68%[2]	1-Day BDZIOVER	Bank of America N.A.	N/A	1/02/20	BRL	4,048	7,664	—	7,664
11.88%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	3,069	11,756	—	11,756
11.93%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	3,120	13,388	—	13,388
11.70%[2]	1-Day BDZIOVER	Goldman Sachs International	N/A	1/04/21	BRL	12,000	36,892	—	36,892
12.17%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	523	4,209	—	4,209
12.24%[2]	1-Day BDZIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	541	4,834	—	4,834
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	2,600	(338)	—	(338)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	1,300	(169)	—	(169)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	2,600	(338)	—	(338)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	2,083	$(270)	—	$(270)
2.77%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	3,245	56	—	56
2.64%[2]	7-day China Fixing Repo Rates	Citibank N.A.	N/A	8/10/21	CNY	614	(602)	—	(602)
12.27%[2]	1-Day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	311	4,429	—	4,429
12.40%[2]	1-Day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	262	4,418	—	4,418
12.47%[2]	1-Day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	226	4,120	—	4,120
3.02%[2]	6-Month WIBOR	Deutsche Bank AG	N/A	6/19/25	PLN	1,850	33,238	—	33,238
2.61%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	9/15/25	PLN	910	7,795	—	7,795
2.37%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	5/02/26	PLN	2,334	(8,003)	—	(8,003)
7.00%[2]	Overnight IBR	Credit Suisse International	N/A	7/22/26	COP	405,799	5,592	—	5,592
7.05%[2]	Overnight IBR	Credit Suisse International	N/A	7/22/26	COP	405,799	6,125	—	6,125
6.90%[2]	Overnight IBR	JPMorgan Chase Bank N.A.	N/A	7/29/26	COP	2,176,700	$24,237	—	24,237
2.58%[1]	6-Month WIBOR	Goldman Sachs International	12/21/16[3]	12/21/26	PLN	1,980	(12,804)	—	(12,804)
2.61%[1]	6-Month WIBOR	Barclays Bank PLC	12/21/16[3]	12/21/26	PLN	1,155	(8,356)	—	(8,356)
2.19%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	3/15/17[3]	3/15/27	HUF	203,560	(7,846)	—	(7,846)
Total							$221,179	—	$221,179

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.
[3] Forward swap.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CBOE	Chicago Board Options Exchange

34	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Certificates of Participation
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PLN	Polish Zloty
RB	Revenue Bonds
RUB	Russian Ruble
SEK	Swedish Krona
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$452,636	—	$452,636
Common Stocks	$4,950	—	—	4,950
Corporate Bonds	—	54,390,456	$175,785	54,566,241
Foreign Agency Obligations	—	74,466,211	—	74,466,211
Investment Companies	7,347,691	—	—	7,347,691
Municipal Bonds	—	568,252	—	568,252
Non-Agency Mortgage-Backed Securities	—	749,193	—	749,193
Other Interests	—	—	312,500	312,500
Preferred Securities	—	879,490	—	879,490
U.S. Government Sponsored Agency Securities	—	20,596,752	—	20,596,752
U.S. Treasury Obligations	—	40,282,911	—	40,282,911
Warrants	—	6,750	—	6,750
Short-Term Securities:
Certificate of Deposit	—	3,067,893	—	3,067,893
Borrowed Bond Agreements	—	1,756,613	—	1,756,613
Money Market Fund	734,348	—	—	734,348

36	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Options Purchased:
Equity contracts	$46,116	$165,288	—	$211,404
Foreign currency exchange contracts	—	311,616	—	311,616
Interest rate contracts	16,031	102,625	—	118,656

Subtotal	$8,149,136	$197,796,686	$488,285	$206,434,107

Liabilities:
Investments:
Borrowed Bonds	—	$(1,759,781)	—	$(1,759,781)
TBA Sale Commitments	—	(7,557,706)	—	(7,557,706)

Total	—	$(9,317,487)	—	$(9,317,487)

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$80,438	—	$80,438
Equity contracts	$5,580	—	—	5,580
Foreign currency exchange contracts	—	937,008	—	937,008
Interest rate contracts	94,631	608,483	—	703,114
Liabilities:
Credit contracts	—	(105,603)	—	(105,603)
Equity contracts	(83,780)	—		(83,780)
Foreign currency exchange contracts	—	(735,714)	—	(735,714)
Interest rate contracts	(194,445)	(660,820)	—	(855,265)

Total	$(178,014)	$123,792	—	$(54,222)

[1]   Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016	37

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Global Bond Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$66,257	—	—	$66,257
Cash pledged:
Centrally cleared swaps	1,298,782	—	—	1,298,782
Futures contracts	958,798			958,798
OTC derivatives	225,000	—	—	225,000
Foreign currency at value	5,109,051	—	—	5,109,051
Liabilities:
Cash received:
Centrally cleared swaps	—	$(229,520)	—	(229,520)
Reverse repurchase agreements	—	(26,000)	—	(26,000)
Reverse repurchase agreements	—	(23,346,322)	—	(23,346,322)

Total	$7,657,888	$(23,601,842)	—	$(15,943,954)

During the period ended September 30, 2016, there were no transfers between levels.

38	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Global Bond Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Global Bond Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Global Bond Fund, Inc.

Date: November 22, 2016